WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
MORTGAGE-BACKED SECURITIES - 34.5%
FHLMC - 11.3%
Federal Home Loan Mortgage Corp. (FHLMC)	3.500%	6/1/46-8/1/49	4,230,571	$4,367,094
Federal Home Loan Mortgage Corp. (FHLMC)	5.000%	10/1/48-1/1/49	793,689	849,977
Federal Home Loan Mortgage Corp. (FHLMC)	4.000%	12/1/48-5/1/49	2,746,225	2,847,262
Federal Home Loan Mortgage Corp. (FHLMC)	3.000%	7/1/49-10/1/49	5,553,153	5,668,842
Federal Home Loan Mortgage Corp. (FHLMC) Gold	5.000%	6/1/41	335,924	370,594
Federal Home Loan Mortgage Corp. (FHLMC) Gold	3.500%	3/1/43-12/1/48	2,114,530	2,197,489
Federal Home Loan Mortgage Corp. (FHLMC) Gold	4.000%	6/1/43	3,936,662	4,192,527
Federal Home Loan Mortgage Corp. (FHLMC) Gold	3.000%	10/1/46-5/1/47	3,780,253	3,888,936
Freddie Mac Pool	4.500%	6/1/38	1,488,320	1,612,581

Total FHLMC				25,995,302

FNMA - 16.2%
Federal National Mortgage Association (FNMA)	3.640%	11/1/28	100,000	110,846
Federal National Mortgage Association (FNMA)	3.820%	1/1/29	490,000	553,688
Federal National Mortgage Association (FNMA)	3.830%	1/1/29	490,000	551,957
Federal National Mortgage Association (FNMA)	3.090%	5/1/29	100,000	107,700
Federal National Mortgage Association (FNMA)	3.160%	5/1/29	59,758	64,348
Federal National Mortgage Association (FNMA)	3.240%	5/1/29	110,000	119,569
Federal National Mortgage Association (FNMA)	3.260%	5/1/29	99,660	108,091
Federal National Mortgage Association (FNMA)	3.350%	5/1/29	20,000	21,900
Federal National Mortgage Association (FNMA)	2.790%	8/1/29	300,000	315,462
Federal National Mortgage Association (FNMA)	2.765%	8/1/31	200,000	208,654

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
FNMA - (continued)
Federal National Mortgage Association (FNMA)	2.770%	8/1/31	100,000	$104,376
Federal National Mortgage Association (FNMA)	2.810%	8/1/31	100,000	104,806
Federal National Mortgage Association (FNMA)	2.850%	8/1/31	100,000	105,190
Federal National Mortgage Association (FNMA)	2.980%	8/1/31	100,000	106,218
Federal National Mortgage Association (FNMA)	2.450%	9/1/31	100,000	101,929
Federal National Mortgage Association (FNMA)	3.500%	10/1/34-10/1/49	2,800,000	2,882,406	(a)
Federal National Mortgage Association (FNMA)	4.000%	10/1/40-6/1/57	2,115,317	2,267,135
Federal National Mortgage Association (FNMA)	3.500%	3/1/43-3/1/57	9,187,367	9,521,449
Federal National Mortgage Association (FNMA)	3.000%	7/1/46-10/1/49	9,471,644	9,707,374
Federal National Mortgage Association (FNMA)	5.000%	10/1/48-11/1/48	1,175,362	1,260,656
Federal National Mortgage Association (FNMA)	2.500%	10/1/49	400,000	398,172	(a)
Federal National Mortgage Association (FNMA)	3.000%	10/1/49	5,100,000	5,176,898	(a)
Federal National Mortgage Association (FNMA)	4.500%	10/1/49	1,800,000	1,895,600	(a)
Federal National Mortgage Association (FNMA)	5.000%	10/1/49	600,000	642,703	(a)
Federal National Mortgage Association (FNMA)	4.500%	4/1/56-9/1/57	617,875	669,498

Total FNMA				37,106,625

GNMA - 7.0%
Government National Mortgage Association (GNMA)	3.000%	9/15/42-10/15/42	244,781	252,175
Government National Mortgage Association (GNMA) II	3.500%	3/20/45-9/20/49	3,805,838	3,963,200
Government National Mortgage Association (GNMA) II	4.000%	10/20/45-5/20/49	4,023,605	4,214,028
Government National Mortgage Association (GNMA) II	3.000%	4/20/48	447,464	459,910

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
GNMA - (continued)
Government National Mortgage Association (GNMA) II	4.500%	6/20/48-3/20/49	2,198,610	$2,303,158
Government National Mortgage Association (GNMA) II	5.000%	1/20/49	795,424	839,972
Government National Mortgage Association (GNMA) II	3.000%	10/1/49	400,000	410,484	(a)
Government National Mortgage Association (GNMA) II	3.500%	10/1/49	3,200,000	3,315,313	(a)
Government National Mortgage Association (GNMA) II	4.000%	10/1/49	100,000	104,002	(a)
Government National Mortgage Association (GNMA) II	4.500%	10/1/49	200,000	209,029	(a)

Total GNMA				16,071,271

TOTAL MORTGAGE-BACKED SECURITIES (Cost - $78,137,423)				79,173,198

CORPORATE BONDS & NOTES - 31.7%
COMMUNICATION SERVICES - 2.6%
Diversified Telecommunication Services - 0.8%
AT&T Inc., Senior Notes	3.400%	5/15/25	40,000	41,767
AT&T Inc., Senior Notes	6.250%	3/29/41	60,000	76,038
AT&T Inc., Senior Notes	4.350%	6/15/45	360,000	378,953
UPCB Finance IV Ltd., Senior Secured Notes	5.375%	1/15/25	200,000	206,500	(b)
Verizon Communications Inc., Senior Notes	3.500%	11/1/24	40,000	42,324
Verizon Communications Inc., Senior Notes	3.376%	2/15/25	59,000	62,278
Verizon Communications Inc., Senior Notes	2.625%	8/15/26	150,000	152,096
Verizon Communications Inc., Senior Notes	4.329%	9/21/28	144,000	163,399
Verizon Communications Inc., Senior Notes	3.875%	2/8/29	50,000	54,915
Verizon Communications Inc., Senior Notes	4.500%	8/10/33	80,000	92,970
Verizon Communications Inc., Senior Notes	5.250%	3/16/37	260,000	322,344
Verizon Communications Inc., Senior Notes	4.862%	8/21/46	70,000	85,621
Verizon Communications Inc., Senior Notes	5.500%	3/16/47	10,000	13,216
Verizon Communications Inc., Senior Notes	4.522%	9/15/48	170,000	201,314

Total Diversified Telecommunication Services				1,893,735

Entertainment - 0.1%
Netflix Inc., Senior Notes	5.375%	2/1/21	30,000	30,975
Viacom Inc., Senior Notes	4.250%	9/1/23	40,000	42,442
Walt Disney Co., Senior Notes	6.650%	11/15/37	50,000	75,234	(b)

Total Entertainment				148,651

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Media - 1.5%
Altice France SA, Senior Secured Notes	7.375%	5/1/26	300,000	$322,413	(b)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.125%	5/1/27	150,000	156,938	(b)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.579%	7/23/20	110,000	111,001
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.908%	7/23/25	160,000	175,646
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.200%	3/15/28	80,000	84,206
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.050%	3/30/29	220,000	246,332
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.375%	4/1/38	180,000	201,388
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.834%	10/23/55	30,000	37,961
Comcast Corp., Senior Notes	3.375%	8/15/25	30,000	31,749
Comcast Corp., Senior Notes	3.950%	10/15/25	160,000	174,287
Comcast Corp., Senior Notes	3.150%	3/1/26	40,000	41,916
Comcast Corp., Senior Notes	4.150%	10/15/28	470,000	527,643
Comcast Corp., Senior Notes	4.250%	10/15/30	50,000	56,922
Comcast Corp., Senior Notes	3.999%	11/1/49	165,000	183,547
DISH DBS Corp., Senior Notes	5.875%	11/15/24	100,000	99,500
DISH DBS Corp., Senior Notes	7.750%	7/1/26	20,000	20,400
Fox Corp., Senior Notes	4.709%	1/25/29	30,000	34,294	(b)
Fox Corp., Senior Notes	5.476%	1/25/39	40,000	49,110	(b)
Prosus NV, Senior Notes	4.850%	7/6/27	290,000	321,364	(b)
Time Warner Cable LLC, Senior Secured Notes	6.550%	5/1/37	200,000	240,461
Time Warner Cable LLC, Senior Secured Notes	7.300%	7/1/38	10,000	12,665
Time Warner Cable LLC, Senior Secured Notes	5.875%	11/15/40	90,000	100,842
Virgin Media Secured Finance PLC, Senior Secured Notes	5.250%	1/15/26	200,000	205,724	(b)

Total Media				3,436,309

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Wireless Telecommunication Services - 0.2%
Sprint Communications Inc., Senior Notes	7.000%	3/1/20	120,000	$122,250	(b)
Sprint Corp., Senior Notes	7.250%	9/15/21	60,000	64,176
Sprint Corp., Senior Notes	7.625%	2/15/25	40,000	44,100
Vodafone Group PLC, Senior Notes	4.375%	5/30/28	190,000	210,031

Total Wireless Telecommunication Services				440,557

TOTAL COMMUNICATION SERVICES				5,919,252

CONSUMER DISCRETIONARY - 1.6%
Automobiles - 0.6%
BMW US Capital LLC, Senior Notes	1.850%	9/15/21	20,000	19,915	(b)
Ford Motor Co., Senior Notes	4.750%	1/15/43	50,000	43,546
Ford Motor Credit Co. LLC, Senior Notes	3.200%	1/15/21	200,000	200,322
General Motors Financial Co. Inc., Senior Notes	2.450%	11/6/20	50,000	49,985
General Motors Financial Co. Inc., Senior Notes	4.375%	9/25/21	990,000	1,023,096

Total Automobiles				1,336,864

Diversified Consumer Services - 0.0%
Prime Security Services Borrower LLC/Prime Finance Inc., Senior Secured Notes	5.750%	4/15/26	70,000	73,066	(b)

Hotels, Restaurants & Leisure - 0.7%
1011778 BC ULC/New Red Finance Inc., Senior Secured Notes	4.250%	5/15/24	60,000	61,896	(b)
GLP Capital LP/GLP Financing II Inc., Senior Notes	5.375%	11/1/23	130,000	141,114
Hilton Domestic Operating Co. Inc., Senior Notes	5.125%	5/1/26	30,000	31,575
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Senior Notes	4.625%	4/1/25	10,000	10,325
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Senior Notes	4.875%	4/1/27	30,000	31,710
Las Vegas Sands Corp., Senior Notes	3.200%	8/8/24	330,000	336,486
McDonald’s Corp., Senior Notes	3.700%	1/30/26	230,000	247,066
NCL Corp. Ltd., Senior Notes	4.750%	12/15/21	129,000	131,528	(b)
Sands China Ltd., Senior Notes	5.125%	8/8/25	400,000	440,168
VOC Escrow Ltd., Senior Secured Notes	5.000%	2/15/28	80,000	83,008	(b)

Total Hotels, Restaurants & Leisure				1,514,876

Household Durables - 0.1%
Lennar Corp., Senior Notes	4.500%	4/30/24	50,000	52,800
Lennar Corp., Senior Notes	5.250%	6/1/26	10,000	10,850
Lennar Corp., Senior Notes	5.000%	6/15/27	20,000	21,475

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Household Durables - (continued)
Lennar Corp., Senior Notes	4.750%	11/29/27	50,000	$53,875
Newell Brands Inc., Senior Notes	3.850%	4/1/23	47,000	48,412
Newell Brands Inc., Senior Notes	4.200%	4/1/26	10,000	10,471
Toll Brothers Finance Corp., Senior Notes	4.375%	4/15/23	40,000	42,100

Total Household Durables				239,983

Internet & Direct Marketing Retail - 0.2%
Amazon.com Inc., Senior Notes	3.150%	8/22/27	130,000	138,218
Amazon.com Inc., Senior Notes	3.875%	8/22/37	60,000	69,135
Amazon.com Inc., Senior Notes	4.950%	12/5/44	120,000	159,049
Amazon.com Inc., Senior Notes	4.050%	8/22/47	90,000	108,289

Total Internet & Direct Marketing Retail				474,691

Textiles, Apparel & Luxury Goods - 0.0%
Hanesbrands Inc., Senior Notes	4.625%	5/15/24	10,000	10,575	(b)
Hanesbrands Inc., Senior Notes	4.875%	5/15/26	50,000	53,075	(b)

Total Textiles, Apparel & Luxury Goods				63,650

TOTAL CONSUMER DISCRETIONARY				3,703,130

CONSUMER STAPLES - 1.9%
Beverages - 0.7%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide Inc., Senior Notes	3.650%	2/1/26	260,000	278,758
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.900%	2/1/46	290,000	346,576
Anheuser-Busch InBev Finance Inc., Senior Notes	2.650%	2/1/21	74,000	74,721
Anheuser-Busch InBev Finance Inc., Senior Notes	3.300%	2/1/23	108,000	112,193
Anheuser-Busch InBev Worldwide Inc., Senior Notes	2.500%	7/15/22	160,000	162,288
Anheuser-Busch InBev Worldwide Inc., Senior Notes	3.500%	1/12/24	10,000	10,562
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.150%	1/23/25	120,000	131,147
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.000%	4/13/28	80,000	88,303
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.750%	1/23/29	280,000	325,689
Constellation Brands Inc., Senior Notes	4.750%	11/15/24	90,000	99,468
Cott Holdings Inc., Senior Notes	5.500%	4/1/25	60,000	62,477	(b)

Total Beverages				1,692,182

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Food & Staples Retailing - 0.1%
Walmart Inc., Senior Notes	3.700%	6/26/28	220,000	$244,023

Food Products - 0.3%
Danone SA, Senior Notes	2.589%	11/2/23	420,000	426,038	(b)
Kraft Heinz Foods Co., Senior Notes	3.950%	7/15/25	20,000	20,950
Kraft Heinz Foods Co., Senior Notes	5.000%	7/15/35	20,000	21,360
Kraft Heinz Foods Co., Senior Notes	5.200%	7/15/45	40,000	42,117
Lamb Weston Holdings Inc., Senior Notes	4.875%	11/1/26	70,000	73,675	(b)

Total Food Products				584,140

Tobacco - 0.8%
Altria Group Inc., Senior Notes	3.490%	2/14/22	50,000	51,313
Altria Group Inc., Senior Notes	2.850%	8/9/22	130,000	131,599
Altria Group Inc., Senior Notes	3.800%	2/14/24	60,000	62,763
Altria Group Inc., Senior Notes	4.400%	2/14/26	60,000	64,210
Altria Group Inc., Senior Notes	4.800%	2/14/29	180,000	197,339
Altria Group Inc., Senior Notes	5.950%	2/14/49	30,000	35,328
BAT Capital Corp., Senior Notes	3.557%	8/15/27	480,000	483,927
BAT Capital Corp., Senior Notes	4.540%	8/15/47	180,000	172,853
Philip Morris International Inc., Senior Notes	1.875%	11/1/19	190,000	189,964
Philip Morris International Inc., Senior Notes	2.900%	11/15/21	30,000	30,486
Philip Morris International Inc., Senior Notes	2.500%	8/22/22	190,000	191,874
Philip Morris International Inc., Senior Notes	2.500%	11/2/22	140,000	141,298
Philip Morris International Inc., Senior Notes	4.500%	3/20/42	10,000	11,122
Reynolds American Inc., Senior Notes	3.250%	6/12/20	12,000	12,077
Reynolds American Inc., Senior Notes	5.850%	8/15/45	80,000	88,660

Total Tobacco				1,864,813

TOTAL CONSUMER STAPLES				4,385,158

ENERGY - 4.1%
Energy Equipment & Services - 0.1%
Halliburton Co., Senior Notes	3.800%	11/15/25	110,000	116,603
Halliburton Co., Senior Notes	4.850%	11/15/35	20,000	22,118
Halliburton Co., Senior Notes	5.000%	11/15/45	10,000	11,184

Total Energy Equipment & Services				149,905

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - 4.0%
Apache Corp., Senior Notes	4.375%	10/15/28	180,000	$184,488
Apache Corp., Senior Notes	5.100%	9/1/40	170,000	169,733
Apache Corp., Senior Notes	4.250%	1/15/44	90,000	80,285
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	6.125%	11/15/22	50,000	50,515	(b)
BP Capital Markets America Inc., Senior Notes	3.216%	11/28/23	80,000	83,146
BP Capital Markets America Inc., Senior Notes	3.410%	2/11/26	230,000	242,932
BP Capital Markets PLC, Senior Notes	3.535%	11/4/24	40,000	42,419
BP Capital Markets PLC, Senior Notes	3.506%	3/17/25	190,000	201,755
Cheniere Corpus Christi Holdings LLC, Senior Secured Notes	5.125%	6/30/27	40,000	43,875
Chesapeake Energy Corp., Senior Notes	5.375%	6/15/21	70,000	65,450
Chevron Corp., Senior Notes	2.954%	5/16/26	30,000	31,396
Cimarex Energy Co., Senior Notes	4.375%	6/1/24	10,000	10,514
Cimarex Energy Co., Senior Notes	3.900%	5/15/27	130,000	132,471
CNOOC Finance 2015 USA LLC, Senior Notes	3.500%	5/5/25	490,000	511,594
Concho Resources Inc., Senior Notes	4.375%	1/15/25	30,000	31,098
Concho Resources Inc., Senior Notes	3.750%	10/1/27	20,000	20,805
Concho Resources Inc., Senior Notes	4.300%	8/15/28	120,000	129,351
Continental Resources Inc., Senior Notes	3.800%	6/1/24	50,000	51,004
Continental Resources Inc., Senior Notes	4.375%	1/15/28	70,000	72,417
Devon Energy Corp., Senior Notes	5.850%	12/15/25	100,000	118,942
Devon Energy Corp., Senior Notes	5.600%	7/15/41	10,000	12,158
Devon Energy Corp., Senior Notes	5.000%	6/15/45	180,000	208,437
Diamondback Energy Inc., Senior Notes	5.375%	5/31/25	40,000	41,842
Ecopetrol SA, Senior Notes	5.875%	5/28/45	180,000	210,602
Energy Transfer Operating LP, Senior Notes	4.950%	6/15/28	30,000	32,998
Energy Transfer Operating LP, Senior Notes	6.250%	4/15/49	10,000	12,161
Enterprise Products Operating LLC, Senior Notes	4.150%	10/16/28	170,000	188,419
EOG Resources Inc., Senior Notes	4.150%	1/15/26	30,000	33,203
Exxon Mobil Corp., Senior Notes	3.043%	3/1/26	90,000	94,383
Exxon Mobil Corp., Senior Notes	4.114%	3/1/46	40,000	47,418
KazMunayGas National Co. JSC, Senior Notes	5.375%	4/24/30	200,000	225,225	(b)
Kinder Morgan Energy Partners LP, Senior Notes	3.500%	3/1/21	40,000	40,615

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Kinder Morgan Energy Partners LP, Senior Notes	3.500%	9/1/23	70,000	$72,470
Kinder Morgan Energy Partners LP, Senior Notes	4.250%	9/1/24	10,000	10,729
Kinder Morgan Inc., Senior Notes	7.750%	1/15/32	60,000	82,663
MPLX LP, Senior Notes	4.800%	2/15/29	10,000	11,049
MPLX LP, Senior Notes	4.500%	4/15/38	120,000	124,596
MPLX LP, Senior Notes	4.700%	4/15/48	140,000	146,363
MPLX LP, Senior Notes	5.500%	2/15/49	80,000	92,913
Noble Energy Inc., Senior Notes	4.150%	12/15/21	150,000	155,871
Noble Energy Inc., Senior Notes	4.950%	8/15/47	30,000	32,792
Oasis Petroleum Inc., Senior Notes	6.875%	3/15/22	60,000	56,250
Oasis Petroleum Inc., Senior Notes	6.875%	1/15/23	65,000	59,800
Occidental Petroleum Corp., Senior Notes	4.850%	3/15/21	32,000	33,101
Occidental Petroleum Corp., Senior Notes	2.600%	8/13/21	70,000	70,482
Occidental Petroleum Corp., Senior Notes	2.700%	8/15/22	100,000	100,972
Occidental Petroleum Corp., Senior Notes	6.950%	7/1/24	220,000	258,224
Occidental Petroleum Corp., Senior Notes	2.900%	8/15/24	80,000	80,688
Occidental Petroleum Corp., Senior Notes	5.550%	3/15/26	20,000	22,574
Occidental Petroleum Corp., Senior Notes	3.400%	4/15/26	90,000	91,472
Occidental Petroleum Corp., Senior Notes	3.000%	2/15/27	60,000	59,578
Occidental Petroleum Corp., Senior Notes	3.500%	8/15/29	40,000	40,601
Occidental Petroleum Corp., Senior Notes	7.875%	9/15/31	70,000	94,602
Occidental Petroleum Corp., Senior Notes	6.450%	9/15/36	190,000	235,358
Occidental Petroleum Corp., Senior Notes	6.200%	3/15/40	70,000	84,494
Occidental Petroleum Corp., Senior Notes	4.625%	6/15/45	70,000	72,514
Occidental Petroleum Corp., Senior Notes	6.600%	3/15/46	30,000	39,179
Occidental Petroleum Corp., Senior Notes	4.400%	4/15/46	40,000	40,806
Occidental Petroleum Corp., Senior Notes	4.100%	2/15/47	110,000	107,423
Occidental Petroleum Corp., Senior Notes	4.200%	3/15/48	50,000	49,622
Petrobras Global Finance BV, Senior Notes	5.299%	1/27/25	644,000	704,536
Petrobras Global Finance BV, Senior Notes	7.375%	1/17/27	430,000	520,218
Petrobras Global Finance BV, Senior Notes	5.750%	2/1/29	170,000	187,915
Petrobras Global Finance BV, Senior Notes	6.900%	3/19/49	30,000	34,470
Petrobras Global Finance BV, Senior Notes	6.850%	6/5/2115	90,000	103,230
Petroleos Mexicanos, Senior Notes	6.875%	8/4/26	250,000	269,375
Range Resources Corp., Senior Notes	5.000%	3/15/23	150,000	131,625
Range Resources Corp., Senior Notes	4.875%	5/15/25	40,000	33,200

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Sabine Pass Liquefaction LLC, Senior Secured Notes	5.750%	5/15/24	110,000	$122,679
Shell International Finance BV, Senior Notes	2.875%	5/10/26	240,000	249,963
Shell International Finance BV, Senior Notes	4.550%	8/12/43	10,000	12,313
Shell International Finance BV, Senior Notes	4.375%	5/11/45	160,000	193,624
Shell International Finance BV, Senior Notes	4.000%	5/10/46	40,000	46,119
Southern Natural Gas Co. LLC, Senior Notes	8.000%	3/1/32	50,000	70,431
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	4.250%	11/15/23	30,000	30,338
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	5.875%	4/15/26	30,000	31,904
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.500%	7/15/27	40,000	43,744	(b)
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.875%	1/15/29	20,000	21,901	(b)
Williams Cos. Inc., Senior Notes	5.250%	3/15/20	50,000	50,658
Williams Cos. Inc., Senior Notes	7.875%	9/1/21	110,000	121,136
Williams Cos. Inc., Senior Notes	3.700%	1/15/23	50,000	51,738
Williams Cos. Inc., Senior Notes	7.500%	1/15/31	30,000	39,443
Williams Cos. Inc., Senior Notes	7.750%	6/15/31	240,000	318,398
WPX Energy Inc., Senior Notes	6.000%	1/15/22	10,000	10,350
WPX Energy Inc., Senior Notes	8.250%	8/1/23	70,000	79,100

Total Oil, Gas & Consumable Fuels				9,227,245

TOTAL ENERGY				9,377,150

FINANCIALS - 12.9%
Banks - 9.2%
Banco Santander SA, Senior Notes	3.848%	4/12/23	200,000	208,552
Banco Santander SA, Senior Notes	4.379%	4/12/28	400,000	437,936
Bank of America Corp., Senior Notes	3.300%	1/11/23	90,000	93,044
Bank of America Corp., Senior Notes	3.500%	4/19/26	150,000	159,382

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
Bank of America Corp., Senior Notes (3.004% to 12/20/22 then 3 mo. USD LIBOR + 0.790%)	3.004%	12/20/23	393,000	$401,567	(c)
Bank of America Corp., Senior Notes (3.419% to 12/20/27 then 3 mo. USD LIBOR + 1.040%)	3.419%	12/20/28	1,061,000	1,109,022	(c)
Bank of America Corp., Senior Notes (3.550% to 3/5/23 then 3 mo. USD LIBOR + 0.780%)	3.550%	3/5/24	190,000	197,562	(c)
Bank of America Corp., Senior Notes (3.593% to 7/21/27 then 3 mo. USD LIBOR + 1.370%)	3.593%	7/21/28	130,000	137,356	(c)
Bank of America Corp., Senior Notes (3.946% to 1/23/48 then 3 mo. USD LIBOR + 1.190%)	3.946%	1/23/49	50,000	56,230	(c)
Bank of America Corp., Senior Notes (3.974% to 2/7/29 then 3 mo. USD LIBOR + 1.210%)	3.974%	2/7/30	110,000	120,304	(c)
Bank of America Corp., Subordinated Notes	4.000%	1/22/25	130,000	138,131
Bank of America Corp., Subordinated Notes	4.450%	3/3/26	40,000	43,626
Bank of America Corp., Subordinated Notes	4.250%	10/22/26	260,000	280,964
Bank of Montreal, Subordinated Notes (3.803% to 12/15/27 then USD 5 year ICE Swap Rate + 1.432%)	3.803%	12/15/32	30,000	31,141	(c)
Barclays Bank PLC, Subordinated Notes	7.625%	11/21/22	1,010,000	1,114,247
BNP Paribas SA, Senior Notes	4.400%	8/14/28	410,000	453,278	(b)
BNP Paribas SA, Senior Notes (4.705% to 1/10/24 then 3 mo. USD LIBOR + 2.235%)	4.705%	1/10/25	360,000	389,356	(b)(c)
BNP Paribas SA, Senior Notes (5.198% to 1/10/29 then 3 mo. USD LIBOR + 2.567%)	5.198%	1/10/30	400,000	468,488	(b)(c)
BNP Paribas SA, Subordinated Notes	4.625%	3/13/27	200,000	217,070	(b)
CIT Group Inc., Senior Notes	4.750%	2/16/24	60,000	63,647
CIT Group Inc., Senior Notes	5.250%	3/7/25	60,000	65,550
Citigroup Inc., Junior Subordinated Notes (5.950% to 5/15/25 then 3 mo. USD LIBOR + 3.905%)	5.950%	5/15/25	50,000	52,981	(c)(d)

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
Citigroup Inc., Junior Subordinated Notes (6.300% to 5/15/24 then 3 mo. USD LIBOR + 3.423%)	6.300%	5/15/24	30,000	$31,891	(c)(d)
Citigroup Inc., Senior Notes	8.125%	7/15/39	37,000	60,738
Citigroup Inc., Senior Notes	4.650%	7/30/45	145,000	174,933
Citigroup Inc., Subordinated Notes	3.500%	5/15/23	20,000	20,747
Citigroup Inc., Subordinated Notes	4.400%	6/10/25	10,000	10,772
Citigroup Inc., Subordinated Notes	4.300%	11/20/26	80,000	86,251
Citigroup Inc., Subordinated Notes	4.450%	9/29/27	660,000	720,719
Citigroup Inc., Subordinated Notes	4.125%	7/25/28	170,000	182,601
Citigroup Inc., Subordinated Notes	5.300%	5/6/44	13,000	16,184
Citigroup Inc., Subordinated Notes	4.750%	5/18/46	70,000	81,760
Cooperatieve Rabobank UA, Senior Notes	4.625%	12/1/23	390,000	418,928
Cooperatieve Rabobank UA, Senior Notes	4.375%	8/4/25	250,000	270,200
Credit Agricole SA, Junior Subordinated Notes (8.375% to 10/13/19 then 3 mo. USD LIBOR + 6.982%)	8.375%	10/13/19	680,000	684,488	(b)(c)(d)
Danske Bank A/S, Senior Notes	5.000%	1/12/22	200,000	210,340	(b)
Danske Bank A/S, Senior Notes (3.001% to 9/20/21 then 3 mo. USD LIBOR + 1.249%)	3.001%	9/20/22	200,000	200,790	(b)(c)
Danske Bank A/S, Senior Notes (3.244% to 12/20/24 then 3 mo. USD LIBOR + 1.591%)	3.244%	12/20/25	200,000	201,751	(b)(c)
HSBC Holdings PLC, Junior Subordinated Notes (6.500% to 3/23/28 then USD 5 year ICE Swap Rate + 3.606%)	6.500%	3/23/28	200,000	209,370	(c)(d)
HSBC Holdings PLC, Senior Notes	3.400%	3/8/21	280,000	284,485
HSBC Holdings PLC, Senior Notes	3.900%	5/25/26	420,000	444,938
HSBC Holdings PLC, Senior Notes (3.973% to 5/22/29 then 3 mo. USD LIBOR + 1.610%)	3.973%	5/22/30	250,000	267,138	(c)
HSBC Holdings PLC, Senior Notes (4.583% to 6/19/28 then 3 mo. USD LIBOR + 1.535%)	4.583%	6/19/29	400,000	443,367	(c)
Intesa Sanpaolo SpA, Senior Notes	3.125%	7/14/22	200,000	200,850	(b)
Intesa Sanpaolo SpA, Senior Notes	3.375%	1/12/23	200,000	201,787	(b)
Intesa Sanpaolo SpA, Subordinated Notes	5.017%	6/26/24	1,070,000	1,101,858	(b)
JPMorgan Chase & Co., Senior Notes	4.250%	10/15/20	350,000	358,195
JPMorgan Chase & Co., Senior Notes	2.550%	3/1/21	40,000	40,235

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
JPMorgan Chase & Co., Senior Notes (3.509% to 1/23/28 then 3 mo. USD LIBOR + 0.945%)	3.509%	1/23/29	400,000	$423,151	(c)
JPMorgan Chase & Co., Senior Notes (4.023% to 12/5/23 then 3 mo. USD LIBOR + 1.000%)	4.023%	12/5/24	320,000	341,390	(c)
JPMorgan Chase & Co., Senior Notes (4.203% to 7/23/28 then 3 mo. USD LIBOR + 1.260%)	4.203%	7/23/29	140,000	155,283	(c)
JPMorgan Chase & Co., Senior Notes (4.452% to 12/5/28 then 3 mo. USD LIBOR + 1.330%)	4.452%	12/5/29	60,000	67,877	(c)
JPMorgan Chase & Co., Subordinated Notes	3.875%	9/10/24	60,000	63,883
JPMorgan Chase & Co., Subordinated Notes	4.250%	10/1/27	50,000	54,979
JPMorgan Chase & Co., Subordinated Notes	4.950%	6/1/45	170,000	212,052
Lloyds Banking Group PLC, Senior Notes	4.375%	3/22/28	200,000	217,687
Lloyds Banking Group PLC, Senior Notes (3.574% to 11/7/27 then 3 mo. USD LIBOR + 1.205%)	3.574%	11/7/28	200,000	204,259	(c)
Lloyds Banking Group PLC, Subordinated Notes	4.500%	11/4/24	210,000	219,377
NatWest Markets NV, Subordinated Notes	7.750%	5/15/23	100,000	114,080
Nordea Bank Abp, Subordinated Notes	4.875%	5/13/21	530,000	548,614	(b)
Royal Bank of Canada, Senior Notes	2.150%	10/26/20	100,000	100,195
Royal Bank of Canada, Senior Notes	3.200%	4/30/21	110,000	112,101
Royal Bank of Scotland Group PLC, Senior Notes (4.519% to 6/25/23 then 3 mo. USD LIBOR + 1.550%)	4.519%	6/25/24	200,000	210,439	(c)
Royal Bank of Scotland Group PLC, Subordinated Notes	6.000%	12/19/23	130,000	142,818
Royal Bank of Scotland Group PLC, Subordinated Notes	5.125%	5/28/24	630,000	672,081
Santander Holdings USA Inc., Senior Notes	4.500%	7/17/25	70,000	75,154
Santander UK PLC, Senior Notes	2.375%	3/16/20	60,000	60,054
Sumitomo Mitsui Financial Group Inc., Senior Notes	2.058%	7/14/21	290,000	289,218
Svenska Handelsbanken AB, Senior Notes	3.350%	5/24/21	250,000	255,314

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
Toronto-Dominion Bank, Senior Notes	3.250%	6/11/21	130,000	$132,770
UniCredit SpA, Senior Notes	6.572%	1/14/22	430,000	461,402	(b)
US Bank NA, Senior Notes	3.150%	4/26/21	250,000	254,150
Wachovia Capital Trust III Ltd., Junior Subordinated Bonds (the greater of 3 mo. USD LIBOR + 0.930% or 5.570%)	5.570%	10/31/19	320,000	321,686	(c)(d)
Wells Fargo & Co., Senior Notes	3.750%	1/24/24	60,000	63,528
Wells Fargo & Co., Senior Notes	3.000%	10/23/26	190,000	195,301
Wells Fargo & Co., Senior Notes	4.150%	1/24/29	210,000	233,039
Wells Fargo & Co., Subordinated Notes	4.100%	6/3/26	50,000	53,601
Wells Fargo & Co., Subordinated Notes	4.300%	7/22/27	500,000	548,265
Wells Fargo & Co., Subordinated Notes	4.650%	11/4/44	320,000	370,297
Wells Fargo & Co., Subordinated Notes	4.900%	11/17/45	300,000	357,259
Wells Fargo & Co., Subordinated Notes	4.400%	6/14/46	40,000	44,985
Wells Fargo & Co., Subordinated Notes	4.750%	12/7/46	270,000	319,217
Westpac Banking Corp., Senior Notes	2.300%	5/26/20	20,000	20,039
Westpac Banking Corp., Senior Notes	2.600%	11/23/20	110,000	110,742

Total Banks				21,191,037

Capital Markets - 1.9%
Credit Suisse Group Funding Guernsey Ltd., Senior Notes	4.550%	4/17/26	250,000	274,718
Goldman Sachs Group Inc., Senior Notes	2.600%	4/23/20	50,000	50,098
Goldman Sachs Group Inc., Senior Notes	5.250%	7/27/21	300,000	316,253
Goldman Sachs Group Inc., Senior Notes	3.200%	2/23/23	100,000	102,741
Goldman Sachs Group Inc., Senior Notes	3.850%	7/8/24	40,000	42,370
Goldman Sachs Group Inc., Senior Notes	3.500%	1/23/25	190,000	198,195
Goldman Sachs Group Inc., Senior Notes	3.500%	11/16/26	100,000	103,965
Goldman Sachs Group Inc., Senior Notes	6.250%	2/1/41	100,000	138,275
Goldman Sachs Group Inc., Senior Notes	4.750%	10/21/45	170,000	204,264
Goldman Sachs Group Inc., Senior Notes (3.691% to 6/5/27 then 3 mo. USD LIBOR + 1.510%)	3.691%	6/5/28	280,000	293,931	(c)
Goldman Sachs Group Inc., Senior Notes (3.814% to 4/23/28 then 3 mo. USD LIBOR + 1.158%)	3.814%	4/23/29	60,000	63,754	(c)
Goldman Sachs Group Inc., Senior Notes (4.223% to 5/1/28 then 3 mo. USD LIBOR + 1.301%)	4.223%	5/1/29	260,000	284,040	(c)
Goldman Sachs Group Inc., Subordinated Notes	4.250%	10/21/25	200,000	214,192

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Capital Markets - (continued)
Goldman Sachs Group Inc., Subordinated Notes	6.750%	10/1/37	190,000		$256,803
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	250,000		297,128
Morgan Stanley, Senior Notes (3.772% to 1/24/28 then 3 mo. USD LIBOR + 1.140%)	3.772%	1/24/29	380,000		406,455	(c)
Morgan Stanley, Senior Notes (4.431% to 1/23/29 then 3 mo. USD LIBOR + 1.628%)	4.431%	1/23/30	20,000		22,481	(c)
UBS Group Funding Switzerland AG, Junior Subordinated Notes (7.000% to 1/31/24 then USD 5 year ICE Swap Rate + 4.344%)	7.000%	1/31/24	350,000		372,137	(b)(c)(d)
UBS Group Funding Switzerland AG, Senior Notes	3.491%	5/23/23	300,000		308,099	(b)
UBS Group Funding Switzerland AG, Senior Notes	4.253%	3/23/28	300,000		327,484	(b)

Total Capital Markets					4,277,383

Consumer Finance - 0.0%
American Express Credit Corp., Senior Notes	2.375%	5/26/20	110,000		110,155

Diversified Financial Services - 1.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	4.500%	5/15/21	220,000		227,187
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	5.000%	10/1/21	150,000		157,756
DAE Funding LLC, Senior Notes	5.750%	11/15/23	30,000		31,601	(b)
GE Capital International Funding Co. Unlimited Co., Senior Notes	2.342%	11/15/20	202,000		201,567
International Lease Finance Corp., Senior Notes	8.250%	12/15/20	90,000		96,318
International Lease Finance Corp., Senior Notes	8.625%	1/15/22	90,000		102,182
International Lease Finance Corp., Senior Notes	5.875%	8/15/22	30,000		32,879
Magnolia Finance X Ltd., 2015-3GNA A1 (3 mo. GBP LIBOR + 2.483%)	3.303%	3/12/20	1,178,881	GBP	1,407,458	(b)(c)(e)(f)
Magnolia Finance X Ltd., 2015-3GNA A2 (3 mo. GBP LIBOR + 3.750%)	4.573%	3/12/20	354,623	GBP	423,382	(b)(c)(e)(f)
Park Aerospace Holdings Ltd., Senior Notes	5.250%	8/15/22	90,000		95,076	(b)

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Diversified Financial Services - (continued)
Park Aerospace Holdings Ltd., Senior Notes	4.500%	3/15/23	10,000	$10,373	(b)
Park Aerospace Holdings Ltd., Senior Notes	5.500%	2/15/24	50,000	54,082	(b)
Syngenta Finance NV, Senior Notes	3.933%	4/23/21	200,000	203,722	(b)

Total Diversified Financial Services				3,043,583

Insurance - 0.5%
American International Group Inc., Senior Notes	3.750%	7/10/25	130,000	137,460
Berkshire Hathaway Finance Corp., Senior Notes	4.250%	1/15/49	190,000	225,275
Chubb INA Holdings Inc., Senior Notes	2.300%	11/3/20	40,000	40,136
Reliance Standard Life Global Funding II, Senior Secured Notes	2.500%	1/15/20	40,000	40,031	(b)
Teachers Insurance & Annuity Association of America, Subordinated Notes	6.850%	12/16/39	8,000	11,841	(b)
Teachers Insurance & Annuity Association of America, Subordinated Notes	4.900%	9/15/44	530,000	659,805	(b)

Total Insurance				1,114,548

TOTAL FINANCIALS				29,736,706

HEALTH CARE - 3.0%
Biotechnology - 0.3%
AbbVie Inc., Senior Notes	3.600%	5/14/25	90,000	93,681
Amgen Inc., Senior Notes	2.125%	5/1/20	20,000	19,995
Amgen Inc., Senior Notes	4.663%	6/15/51	29,000	34,007
Celgene Corp., Senior Notes	2.250%	8/15/21	100,000	100,034
Celgene Corp., Senior Notes	5.000%	8/15/45	110,000	138,123
Gilead Sciences Inc., Senior Notes	2.550%	9/1/20	30,000	30,150
Gilead Sciences Inc., Senior Notes	3.500%	2/1/25	50,000	52,822
Gilead Sciences Inc., Senior Notes	3.650%	3/1/26	100,000	107,266
Gilead Sciences Inc., Senior Notes	4.750%	3/1/46	100,000	119,204

Total Biotechnology				695,282

Health Care Equipment & Supplies - 0.2%
Abbott Laboratories, Senior Notes	3.750%	11/30/26	56,000	61,057
Abbott Laboratories, Senior Notes	4.750%	11/30/36	80,000	97,953
Abbott Laboratories, Senior Notes	4.900%	11/30/46	80,000	103,347
Becton Dickinson and Co., Senior Notes	3.363%	6/6/24	200,000	208,753
Becton Dickinson and Co., Senior Notes	3.734%	12/15/24	31,000	32,822

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Health Care Equipment & Supplies - (continued)
Becton Dickinson and Co., Senior Notes	4.685%	12/15/44	8,000	$9,301
Medtronic Inc., Senior Notes	3.500%	3/15/25	74,000	79,483

Total Health Care Equipment & Supplies				592,716

Health Care Providers & Services - 1.9%
Aetna Inc., Senior Notes	2.800%	6/15/23	30,000	30,382
Anthem Inc., Senior Notes	2.950%	12/1/22	160,000	163,176
Anthem Inc., Senior Notes	3.350%	12/1/24	50,000	52,021
Anthem Inc., Senior Notes	3.650%	12/1/27	110,000	115,686
Centene Corp., Senior Notes	5.625%	2/15/21	40,000	40,588
Centene Corp., Senior Notes	4.750%	5/15/22	70,000	71,676
Centene Corp., Senior Notes	6.125%	2/15/24	70,000	72,901
Centene Corp., Senior Notes	5.375%	6/1/26	10,000	10,488	(b)
Cigna Corp., Senior Notes	3.400%	9/17/21	90,000	92,065
Cigna Corp., Senior Notes	3.750%	7/15/23	230,000	241,059
Cigna Corp., Senior Notes	4.125%	11/15/25	70,000	75,258
Cigna Corp., Senior Notes	4.375%	10/15/28	160,000	175,150
CVS Health Corp., Senior Notes	3.350%	3/9/21	43,000	43,700
CVS Health Corp., Senior Notes	2.750%	12/1/22	60,000	60,742
CVS Health Corp., Senior Notes	3.700%	3/9/23	350,000	364,558
CVS Health Corp., Senior Notes	4.100%	3/25/25	130,000	138,990
CVS Health Corp., Senior Notes	3.875%	7/20/25	160,000	169,421
CVS Health Corp., Senior Notes	4.300%	3/25/28	870,000	941,548
CVS Health Corp., Senior Notes	5.125%	7/20/45	150,000	170,284
HCA Inc., Senior Notes	5.375%	9/1/26	80,000	88,096
HCA Inc., Senior Notes	5.625%	9/1/28	100,000	111,680
HCA Inc., Senior Secured Notes	5.250%	4/15/25	30,000	33,408
HCA Inc., Senior Secured Notes	5.250%	6/15/26	30,000	33,450
HCA Inc., Senior Secured Notes	4.500%	2/15/27	40,000	42,951
HCA Inc., Senior Secured Notes	5.500%	6/15/47	70,000	78,816
Humana Inc., Senior Notes	3.950%	3/15/27	390,000	414,279
UnitedHealth Group Inc., Senior Notes	2.700%	7/15/20	100,000	100,576
UnitedHealth Group Inc., Senior Notes	2.875%	12/15/21	60,000	61,169
UnitedHealth Group Inc., Senior Notes	3.750%	7/15/25	100,000	107,607
UnitedHealth Group Inc., Senior Notes	3.875%	12/15/28	40,000	44,076
UnitedHealth Group Inc., Senior Notes	3.700%	8/15/49	100,000	106,165
UnitedHealth Group Inc., Senior Notes	3.875%	8/15/59	50,000	53,183

Total Health Care Providers & Services				4,305,149

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Pharmaceuticals - 0.6%
Allergan Funding SCS, Senior Notes	3.800%	3/15/25	170,000	$178,129
Bristol-Myers Squibb Co., Senior Notes	2.600%	5/16/22	110,000	111,558	(b)
Bristol-Myers Squibb Co., Senior Notes	2.900%	7/26/24	230,000	237,274	(b)
Bristol-Myers Squibb Co., Senior Notes	3.200%	6/15/26	160,000	167,992	(b)
Bristol-Myers Squibb Co., Senior Notes	3.400%	7/26/29	90,000	96,214	(b)
Eli Lilly & Co., Senior Notes	3.100%	5/15/27	20,000	21,048
Teva Pharmaceutical Finance Co. BV, Senior Notes	3.650%	11/10/21	20,000	18,575
Teva Pharmaceutical Finance Co. BV, Senior Notes	2.950%	12/18/22	10,000	8,613
Teva Pharmaceutical Finance IV BV, Senior Notes	3.650%	11/10/21	30,000	27,788
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.200%	7/21/21	350,000	321,562
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.800%	7/21/23	110,000	89,100
Wyeth LLC, Senior Notes	5.950%	4/1/37	10,000	13,600

Total Pharmaceuticals				1,291,453

TOTAL HEALTH CARE				6,884,600

INDUSTRIALS - 2.1%
Aerospace & Defense - 0.7%
Boeing Co., Senior Notes	4.875%	2/15/20	160,000	161,501
Boeing Co., Senior Notes	3.100%	5/1/26	20,000	20,966
Boeing Co., Senior Notes	2.700%	2/1/27	40,000	40,716
Boeing Co., Senior Notes	2.800%	3/1/27	50,000	51,089
Boeing Co., Senior Notes	3.200%	3/1/29	130,000	136,598
Boeing Co., Senior Notes	3.250%	2/1/35	190,000	197,234
Boeing Co., Senior Notes	3.750%	2/1/50	60,000	64,981
Lockheed Martin Corp., Senior Notes	3.100%	1/15/23	10,000	10,316
Lockheed Martin Corp., Senior Notes	3.550%	1/15/26	110,000	118,024
Lockheed Martin Corp., Senior Notes	4.500%	5/15/36	30,000	36,078
Northrop Grumman Corp., Senior Notes	2.930%	1/15/25	150,000	154,729
Northrop Grumman Corp., Senior Notes	3.250%	1/15/28	280,000	294,116
United Technologies Corp., Senior Notes	3.950%	8/16/25	150,000	164,455
United Technologies Corp., Senior Notes	4.125%	11/16/28	100,000	113,232
United Technologies Corp., Senior Notes	4.500%	6/1/42	30,000	35,991

Total Aerospace & Defense				1,600,026

Airlines - 0.1%
Delta Air Lines Pass-Through Trust	6.821%	8/10/22	28,843	31,694
United Airlines Pass-Through Trust	5.375%	8/15/21	21,634	22,652

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Airlines - (continued)
United Airlines Pass-Through Trust	4.750%	4/11/22	57,118	$58,840
United Airlines Pass-Through Trust	4.625%	9/3/22	43,864	45,263

Total Airlines				158,449

Commercial Services & Supplies - 0.4%
Cintas Corp. No 2, Senior Notes	2.900%	4/1/22	180,000	183,997
Cintas Corp. No 2, Senior Notes	3.700%	4/1/27	240,000	261,914
Republic Services Inc., Senior Notes	2.500%	8/15/24	80,000	80,941
United Rentals North America Inc., Senior Notes	6.500%	12/15/26	30,000	32,797
United Rentals North America Inc., Senior Notes	4.875%	1/15/28	20,000	20,875
United Rentals North America Inc., Senior Notes	5.250%	1/15/30	100,000	105,188
Waste Management Inc., Senior Notes	3.500%	5/15/24	20,000	21,088
Waste Management Inc., Senior Notes	3.200%	6/15/26	40,000	42,212
Waste Management Inc., Senior Notes	3.450%	6/15/29	80,000	86,468
Waste Management Inc., Senior Notes	4.000%	7/15/39	60,000	68,277
Waste Management Inc., Senior Notes	4.150%	7/15/49	60,000	70,027

Total Commercial Services & Supplies				973,784

Electrical Equipment - 0.1%
Eaton Corp., Senior Notes	2.750%	11/2/22	270,000	274,833
Eaton Corp., Senior Notes	4.150%	11/2/42	20,000	22,191

Total Electrical Equipment				297,024

Industrial Conglomerates - 0.4%
3M Co., Senior Notes	2.375%	8/26/29	80,000	79,678
General Electric Co., Senior Notes	5.500%	1/8/20	10,000	10,078
General Electric Co., Senior Notes	4.650%	10/17/21	22,000	22,892
General Electric Co., Senior Notes	6.750%	3/15/32	60,000	75,508
General Electric Co., Senior Notes	5.875%	1/14/38	30,000	36,125
General Electric Co., Senior Notes	6.875%	1/10/39	551,000	730,103
General Electric Co., Subordinated Notes	5.300%	2/11/21	20,000	20,670

Total Industrial Conglomerates				975,054

Road & Rail - 0.3%
Union Pacific Corp., Senior Notes	3.750%	7/15/25	70,000	75,446
Union Pacific Corp., Senior Notes	3.950%	9/10/28	240,000	264,962
Union Pacific Corp., Senior Notes	4.500%	9/10/48	220,000	262,894

Total Road & Rail				603,302

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Transportation Infrastructure - 0.1%
DP World PLC, Senior Notes	5.625%	9/25/48	220,000	$255,169	(b)

TOTAL INDUSTRIALS				4,862,808

INFORMATION TECHNOLOGY - 1.3%
Communications Equipment - 0.0%
Harris Corp., Senior Notes	5.054%	4/27/45	30,000	37,693

IT Services - 0.3%
International Business Machines Corp.,
Senior Notes	3.000%	5/15/24	300,000	311,250
Visa Inc., Senior Notes	3.150%	12/14/25	210,000	224,004
Visa Inc., Senior Notes	4.300%	12/14/45	130,000	161,551

Total IT Services				696,805

Semiconductors & Semiconductor Equipment - 0.1%
Broadcom Corp./Broadcom Cayman
Finance Ltd., Senior Notes	3.125%	1/15/25	90,000	89,434
Intel Corp., Senior Notes	3.700%	7/29/25	40,000	43,376

Total Semiconductors & Semiconductor Equipment				132,810

Software - 0.7%
Microsoft Corp., Senior Notes	1.550%	8/8/21	150,000	149,417
Microsoft Corp., Senior Notes	2.400%	2/6/22	210,000	213,002
Microsoft Corp., Senior Notes	2.875%	2/6/24	200,000	208,476
Microsoft Corp., Senior Notes	2.700%	2/12/25	70,000	72,619
Microsoft Corp., Senior Notes	2.400%	8/8/26	300,000	305,788
Microsoft Corp., Senior Notes	3.300%	2/6/27	370,000	399,478
Microsoft Corp., Senior Notes	3.450%	8/8/36	10,000	11,071
Microsoft Corp., Senior Notes	3.750%	2/12/45	110,000	126,185
Microsoft Corp., Senior Notes	3.950%	8/8/56	50,000	59,312
salesforce.com Inc., Senior Notes	3.250%	4/11/23	110,000	114,822
salesforce.com Inc., Senior Notes	3.700%	4/11/28	30,000	32,955

Total Software				1,693,125

Technology Hardware, Storage & Peripherals - 0.2%
Apple Inc., Senior Notes	2.000%	11/13/20	110,000	110,250
Apple Inc., Senior Notes	1.550%	8/4/21	80,000	79,630
Apple Inc., Senior Notes	2.450%	8/4/26	200,000	202,843
Dell International LLC/EMC Corp., Senior Notes	7.125%	6/15/24	70,000	73,868	(b)

Total Technology Hardware, Storage & Peripherals				466,591

TOTAL INFORMATION TECHNOLOGY				3,027,024

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
MATERIALS - 1.3%
Containers & Packaging - 0.1%
Pactiv LLC, Senior Notes	8.375%	4/15/27	250,000	$272,500

Metals & Mining - 1.2%
Alcoa Nederland Holding BV, Senior Notes	6.750%	9/30/24	200,000	210,750	(b)
Anglo American Capital PLC, Senior Notes	3.625%	9/11/24	300,000	310,132	(b)
ArcelorMittal, Senior Notes	6.125%	6/1/25	260,000	292,785
Barrick North America Finance LLC, Senior Notes	5.700%	5/30/41	230,000	289,545
BHP Billiton Finance USA Ltd., Senior Notes	5.000%	9/30/43	170,000	219,761
Freeport-McMoRan Inc., Senior Notes	3.550%	3/1/22	70,000	70,350
Freeport-McMoRan Inc., Senior Notes	4.550%	11/14/24	10,000	10,273
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	80,000	72,480
Glencore Funding LLC, Senior Notes	2.875%	4/16/20	30,000	30,104	(b)
Glencore Funding LLC, Senior Notes	3.000%	10/27/22	20,000	20,213	(b)
Glencore Funding LLC, Senior Notes	4.125%	5/30/23	60,000	62,831	(b)
Glencore Funding LLC, Senior Notes	4.125%	3/12/24	70,000	73,475	(b)
Glencore Funding LLC, Senior Notes	4.625%	4/29/24	130,000	139,199	(b)
Glencore Funding LLC, Senior Notes	4.000%	3/27/27	90,000	92,590	(b)
Glencore Funding LLC, Senior Notes	3.875%	10/27/27	90,000	92,281	(b)
Southern Copper Corp., Senior Notes	5.250%	11/8/42	390,000	440,915
Teck Resources Ltd., Senior Notes	6.000%	8/15/40	10,000	10,837
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	149,000	189,528

Total Metals & Mining				2,628,049

TOTAL MATERIALS				2,900,549

REAL ESTATE - 0.2%
Equity Real Estate Investment Trusts (REITs) - 0.2%
WEA Finance LLC/Westfield UK & Europe Finance PLC, Senior Notes	3.750%	9/17/24	330,000	349,916	(b)

UTILITIES - 0.7%
Electric Utilities - 0.7%
Berkshire Hathaway Energy Co., Senior Notes	6.125%	4/1/36	147,000	203,861
Duke Energy Carolinas LLC, Secured Bonds	5.300%	2/15/40	160,000	207,741
FirstEnergy Corp., Senior Notes	4.250%	3/15/23	320,000	338,663
FirstEnergy Corp., Senior Notes	3.900%	7/15/27	200,000	213,299

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Electric Utilities - (continued)
FirstEnergy Corp., Senior Notes	7.375%	11/15/31	340,000	$481,405
FirstEnergy Corp., Senior Notes	4.850%	7/15/47	150,000	179,602

TOTAL UTILITIES				1,624,571

TOTAL CORPORATE BONDS & NOTES (Cost - $68,319,883)				72,770,864

COLLATERALIZED MORTGAGE OBLIGATIONS(g) - 10.1%
Banc of America Funding Trust, 2015-R4 6A2 (1 mo. USD LIBOR + 0.140%)	2.285%	8/27/36	780,000	773,861	(b)(c)
Banc of America Funding Trust, 2015-R4 6A1 (1 mo. USD LIBOR + 0.140%)	2.285%	8/27/36	100,663	100,804	(b)(c)
Bank, 2017-BNK5 A5	3.390%	6/15/60	640,000	686,645
Bank, 2017-BNK7 A5	3.435%	9/15/60	190,000	204,698
Bank, 2017-BNK7 XA, IO	0.932%	9/15/60	3,226,304	154,762	(c)
BCAP LLC Trust, 2011-RR5 11A4 (1 mo. USD LIBOR + 0.150%)	2.295%	5/28/36	817,174	815,699	(b)(c)
BCAP LLC Trust, 2015-RR6 1A2	3.500%	5/26/37	360,000	368,029	(b)(c)
BX Commercial Mortgage Trust, 2018-IND G (1 mo. USD LIBOR + 2.050%)	4.078%	11/15/35	266,995	268,128	(b)(c)
Chevy Chase Funding LLC Mortgage-Backed Certificates, 2004-2A B1	2.727%	5/25/35	175,928	140,522	(b)(c)
Chevy Chase Funding LLC Mortgage-Backed Certificates, 2004-3A A1 (1 mo. USD LIBOR + 0.250%)	2.268%	8/25/35	621,475	618,162	(b)(c)
Chevy Chase Mortgage Funding Corp., 2004-3A A2 (1 mo. USD LIBOR + 0.300%)	2.318%	8/25/35	678,120	677,768	(b)(c)
Credit Suisse Mortgage Trust, 2017-CHOP G (1 mo. USD LIBOR + 5.620%)	7.648%	7/15/32	800,000	791,573	(b)(c)
CSMC Trust, 2018-J1 A2	3.500%	2/25/48	1,813,355	1,822,280	(b)(c)
CSMC Trust, 2018-PLUM A (1 mo. USD LIBOR + 3.231%)	5.259%	8/15/20	150,421	150,611	(b)(c)
CSMC Trust, 2019-AFC1 A1, Step Bond	2.573%	7/25/49	573,729	575,860	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K091 A2	3.505%	3/25/29	240,000	266,724
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K736 X1, IO	1.312%	7/25/26	3,000,000	223,860	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3281 AI, IO (-1.000 x 1 mo. USD LIBOR + 6.430%)	4.403%	2/15/37	2,663,671	491,493	(c)
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 328 S4, IO	2.166%	2/15/38	52,987	3,824	(c)

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(g) - (continued)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2016-DNA1 M2 (1 mo. USD LIBOR + 2.900%)	5.045%	7/25/28	482,749	$486,116	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2017-DNA2 M2 (1 mo. USD LIBOR + 3.450%)	5.468%	10/25/29	460,000	485,913	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2017-HRP1 B1 (1 mo. USD LIBOR + 4.600%)	6.618%	12/25/42	670,000	726,891	(c)
Federal National Mortgage Association (FNMA) - CAS, 2019-R05 1M1 (1 mo. USD LIBOR + 0.750%)	2.768%	7/25/39	563,474	564,416	(b)(c)
Federal National Mortgage Association (FNMA) - CAS, 2016-C04 1M2 (1 mo. USD LIBOR + 4.250%)	6.268%	1/25/29	480,000	507,617	(b)(c)
Federal National Mortgage Association (FNMA) - CAS, 2018-C05 1B1 (1 mo. USD LIBOR + 4.250%)	6.268%	1/25/31	200,000	218,020	(b)(c)
Federal National Mortgage Association (FNMA) ACES, 2019-M1 A2	3.673%	9/25/28	360,000	399,085	(c)
Federal National Mortgage Association (FNMA) ACES, 2019-M4 A2	3.610%	2/25/31	100,000	112,107
Federal National Mortgage Association (FNMA) ACES, 2019-M5 A2	3.273%	1/25/29	200,000	216,627
Federal National Mortgage Association (FNMA) ACES, 2019-M6 A2	3.450%	1/1/29	210,000	232,923
Federal National Mortgage Association (FNMA) REMIC, 2006-115 EI, IO (-1.000 x 1 mo. USD LIBOR + 6.640%)	4.622%	12/25/36	2,296,887	491,638	(c)
Federal National Mortgage Association (FNMA) REMIC, 2015-55 IO, IO	1.820%	8/25/55	449,222	25,303	(c)
Federal National Mortgage Association (FNMA) REMIC, 2016-60 QS, IO (-1.000 x 1 mo. USD LIBOR + 6.100%)	4.082%	9/25/46	797,278	142,240	(c)
Flagstar Mortgage Trust, 2018-2 A4	3.500%	4/25/48	225,468	230,050	(b)(c)
GE Capital Commercial Mortgage Corp., 2007-C1 AJ	5.677%	12/10/49	3,570,000	839,079	(c)

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(g) - (continued)
Government National Mortgage Association (GNMA), 2012-034 SA, IO (-1.000 x 1 mo. USD LIBOR + 6.050%)	4.006%	3/20/42	726,216	$142,113	(c)
Government National Mortgage Association (GNMA), 2012-43 SN, IO (-1.000 x 1 mo. LIBOR + 6.600%)	4.573%	4/16/42	390,088	81,357	(c)
Government National Mortgage Association (GNMA), 2013-101 IO	0.545%	10/16/54	5,808,874	162,869	(c)
Government National Mortgage Association (GNMA), 2014-186 IO, IO	0.756%	8/16/54	2,592,628	117,213	(c)
Government National Mortgage Association (GNMA), 2015-167 OI, IO	4.000%	4/16/45	275,287	52,460
Government National Mortgage Association (GNMA), 2016-84 IG, IO, PAC	4.500%	11/16/45	1,997,818	340,449
Government National Mortgage Association (GNMA), 2016-135 SB, IO (-1.000 x 1 mo. USD LIBOR + 6.100%)	4.073%	10/16/46	394,299	87,617	(c)
GS Mortgage Securities Corp. II, 2018-SRP5 A (1 mo. USD LIBOR + 1.300%)	3.328%	9/15/31	530,000	524,689	(b)(c)
GS Mortgage Securities Corp. II, 2018-SRP5 B (1 mo. USD LIBOR + 2.500%)	4.528%	9/15/31	530,000	524,631	(b)(c)
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-LDPX AJFX	5.438%	1/15/49	1,210,000	239,140	(b)
JPMorgan Chase Commercial Mortgage Securities Trust, 2015-FL7 D (1 mo. USD LIBOR + 3.750%)	5.778%	5/15/28	128,833	126,401	(b)(c)
JPMorgan Chase Commercial Mortgage Securities Trust, 2016-JP2 A4	2.822%	8/15/49	200,000	206,807
JPMorgan Mortgage Trust, 2018-3 A1	3.500%	9/25/48	97,070	99,115	(b)(c)
JPMorgan Mortgage Trust, 2018-4 A1	3.500%	10/25/48	356,982	363,514	(b)(c)
JPMorgan Mortgage Trust, 2018-5 A1	3.500%	10/25/48	849,619	867,184	(b)(c)
Morgan Stanley Capital I Trust, 2007-IQ13 AJ	5.438%	3/15/44	1,656	1,655
Morgan Stanley Capital I Trust, 2007-IQ16 AJ	6.458%	12/12/49	27,645	17,565	(c)
Morgan Stanley Capital I Trust, 2017-ASHF A (1 mo. USD LIBOR + 0.850%)	2.878%	11/15/34	300,000	298,902	(b)(c)
Morgan Stanley Capital I Trust, 2019-BPR A (1 mo. USD LIBOR + 1.400%)	3.428%	5/15/36	330,000	330,197	(b)(c)

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(g) - (continued)
Morgan Stanley Resecuritization Trust, 2015-R3 7A1 (Federal Reserve U.S. 12 mo. Cumulative Avg 1 Year CMT + 0.770%)	3.252%	4/26/47	255,459		$253,727	(b)(c)
Morgan Stanley Resecuritization Trust, 2015-R3 7A2 (Federal Reserve U.S. 12 mo. Cumulative Avg 1 Year CMT + 0.770%)	3.252%	4/26/47	730,000		724,524	(b)(c)
Morgan Stanley Resecuritization Trust, 2015-R3 9A1 (1 mo. USD LIBOR + 0.260%)	2.665%	4/26/47	175,529		177,209	(b)(c)
New Residential Mortgage Loan Trust, 2016-4A A1	3.750%	11/25/56	849,553		882,416	(b)(c)
New Residential Mortgage Loan Trust, 2017-6A A1	4.000%	8/27/57	495,775		520,010	(b)(c)
Nomura Resecuritization Trust, 2015-5R 4A1 (1 mo. USD LIBOR + 0.140%)	3.219%	7/26/37	219,880		222,124	(b)(c)
Towd Point Mortgage Funding PLC, 2016-V1A A1 (3 mo. GBP LIBOR + 1.200%)	1.961%	2/20/54	555,461	GBP	683,900	(b)(c)
Waterfall Commercial Mortgage Trust, 2015-SBC5 A	4.104%	9/14/22	90,179		93,043	(b)(c)
Wells Fargo Commercial Mortgage Trust, 2017-RB1, XA	1.432%	3/15/50	2,198,844		172,577	(c)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $24,975,939)					23,126,736

SOVEREIGN BONDS - 8.3%
Argentina - 0.3%
Argentina POM Politica Monetaria, Bonds (Argentina Central Bank 7 Day Repo Reference Rate)	79.499%	6/21/20	2,430,000	ARS	18,266	(c)
Argentine Bonos del Tesoro, Bonds	18.200%	10/3/21	9,410,000	ARS	43,304
Argentine Republic Government International Bond, Senior Notes	5.625%	1/26/22	350,000		152,253
Argentine Republic Government International Bond, Senior Notes	7.500%	4/22/26	460,000		202,980
Argentine Republic Government International Bond, Senior Notes, Step Bond (3.750% to 3/31/2029 then 5.250%)	3.750%	12/31/38	530,000		212,668
Provincia de Buenos Aires, Senior Notes	6.500%	2/15/23	160,000		57,600	(b)

Total Argentina					687,071

Brazil - 1.3%
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/21	2,228,000	BRL	566,546
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/23	5,048,000	BRL	1,349,554

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Brazil - (continued)
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/27	276,000	BRL	$77,882
Brazilian Government International Bond, Senior Notes	4.625%	1/13/28	200,000		212,852
Brazilian Government International Bond, Senior Notes	5.000%	1/27/45	710,000		737,637

Total Brazil					2,944,471

China - 0.6%
China Government Bond, Senior Notes	3.390%	5/21/25	1,500,000	CNH	215,296	(h)
China Government Bond, Senior Notes	3.310%	11/30/25	7,500,000	CNH	1,073,980	(h)

Total China					1,289,276

Colombia - 0.1%
Colombia Government International Bond, Senior Notes	5.625%	2/26/44	240,000		300,902

Ecuador - 0.1%
Ecuador Government International Bond, Senior Notes	7.875%	1/23/28	200,000		190,252	(b)

Egypt - 0.1%
Egypt Government International Bond, Senior Notes	5.577%	2/21/23	200,000		204,657	(b)

Indonesia - 0.9%
Indonesia Government International Bond, Senior Notes	3.750%	4/25/22	390,000		402,674	(h)
Indonesia Government International Bond, Senior Notes	3.500%	1/11/28	260,000		268,743
Indonesia Government International Bond, Senior Notes	4.350%	1/11/48	300,000		331,342
Indonesia Treasury Bond, Senior Notes	7.000%	5/15/27	13,823,000,000	IDR	969,159
Indonesia Treasury Bond, Senior Notes	7.500%	6/15/35	2,348,000,000	IDR	163,106

Total Indonesia					2,135,024

Kenya - 0.1%
Kenya Government International Bond, Senior Notes	6.875%	6/24/24	200,000		211,439	(h)

Kuwait - 0.3%
Kuwait International Government Bond, Senior Notes	3.500%	3/20/27	670,000		723,519	(b)

Mexico - 2.3%
Mexican Bonos, Bonds	10.000%	12/5/24	2,000,000	MXN	115,997
Mexican Bonos, Bonds	8.000%	11/7/47	37,020,000	MXN	2,019,891

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Mexico - (continued)
Mexican Bonos, Senior Notes	7.750%	11/13/42	55,940,000	MXN	$2,968,188
Mexico Government International Bond, Senior Notes	4.600%	2/10/48	230,000		246,390

Total Mexico					5,350,466

Nigeria - 0.1%
Nigeria Government International Bond, Senior Notes	6.500%	11/28/27	200,000		202,708	(b)

Peru - 0.1%
Peruvian Government International Bond, Senior Notes	6.550%	3/14/37	20,000		29,275
Peruvian Government International Bond, Senior Notes	5.625%	11/18/50	120,000		176,101

Total Peru					205,376

Poland - 0.2%
Republic of Poland Government International Bond, Senior Notes	4.000%	1/22/24	320,000		347,071

Qatar - 0.3%
Qatar Government International Bond, Senior Notes	4.000%	3/14/29	200,000		221,887	(b)
Qatar Government International Bond, Senior Notes	4.817%	3/14/49	330,000		409,160	(b)

Total Qatar					631,047

Russia - 1.4%
Russian Federal Bond - OFZ	7.000%	1/25/23	12,270,000	RUB	191,600
Russian Federal Bond - OFZ	7.000%	8/16/23	53,550,000	RUB	837,400
Russian Federal Bond - OFZ	8.150%	2/3/27	7,520,000	RUB	124,878
Russian Federal Bond - OFZ	7.050%	1/19/28	67,452,000	RUB	1,054,671
Russian Federal Bond - OFZ	6.900%	5/23/29	23,160,000	RUB	357,272
Russian Federal Bond - OFZ	7.650%	4/10/30	43,880,000	RUB	712,114
Russian Federal Bond - OFZ	7.250%	5/10/34	2,450,000	RUB	38,152

Total Russia					3,316,087

United Arab Emirates - 0.1%
Abu Dhabi Government International Bond, Senior Notes	2.500%	10/11/22	260,000		262,928	(b)

TOTAL SOVEREIGN BONDS (Cost - $20,185,846)					19,002,294

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 8.2%
U.S. Government Agencies - 0.0%
Federal Home Loan Bank (FHLB)	2.125%	2/11/20	100,000		100,076

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
U.S. Government Obligations - 8.2%
U.S. Treasury Bonds	3.750%	11/15/43	6,790,000	$8,933,492
U.S. Treasury Bonds	2.875%	8/15/45	1,850,000	2,132,270
U.S. Treasury Bonds	2.750%	8/15/47	1,020,000	1,154,771
U.S. Treasury Bonds	2.750%	11/15/47	2,620,000	2,968,122
U.S. Treasury Bonds	3.000%	2/15/48	1,360,000	1,615,080
U.S. Treasury Bonds	3.125%	5/15/48	620,000	753,748
U.S. Treasury Bonds	3.000%	2/15/49	250,000	298,135
U.S. Treasury Bonds	2.875%	5/15/49	120,000	139,983
U.S. Treasury Notes	2.125%	3/31/24	250,000	256,079
U.S. Treasury Notes	1.625%	9/30/26	410,000	410,136
U.S. Treasury Notes	1.625%	8/15/29	60,000	59,730

Total U.S. Government Obligations				18,721,546

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $16,316,051)				18,821,622

SENIOR LOANS - 3.3%
COMMUNICATION SERVICES - 0.7%
Diversified Telecommunication Services - 0.2%
Level 3 Financing Inc., 2024 Term Loan B (1 mo. USD LIBOR + 2.250%)	4.294%	2/22/24	260,000	260,759	(c)(i)(j)
Virgin Media Bristol LLC, Term Loan Facility K (1 mo. USD LIBOR + 2.500%)	4.528%	1/15/26	200,000	200,281	(c)(i)(j)

Total Diversified Telecommunication Services				461,040

Media - 0.5%
Charter Communications Operating LLC, Term Loan B (1 mo. USD LIBOR + 2.000%)	4.050%	4/30/25	144,152	145,176	(c)(i)(j)
Diamond Sports Group LLC, Term Loan (1 mo. USD LIBOR + 3.250%)	5.300%	8/24/26	60,000	60,356	(c)(i)(j)(k)
iHeartCommunications Inc., Term Loan (1 mo. USD LIBOR + 4.000%)	6.100%	5/1/26	112,498	113,377	(c)(i)(j)(k)
Nexstar Broadcasting Inc., Term Loan B4 (3 mo. USD LIBOR + 2.750%)	4.807%	6/19/26	140,000	140,860	(c)(i)(j)(k)
Numericable U.S. LLC, USD Term Loan B12 (1 mo. USD LIBOR + 3.688%)	5.715%	1/31/26	140,886	140,111	(c)(i)(j)
Univision Communications Inc., 2017 Replacement Term Loan (1 mo. USD LIBOR + 2.750%)	4.794%	3/15/24	290,588	282,909	(c)(i)(j)
Ziggo Secured Finance Partnership, Term Loan E (1 mo. USD LIBOR + 2.500%)	4.528%	4/15/25	230,000	229,856	(c)(i)(j)

Total Media				1,112,645

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Wireless Telecommunication Services - 0.0%
Sprint Communications Inc., Initial Term Loan (1 mo. USD LIBOR + 2.500%)	4.563%	2/2/24	5,880	$5,844	(c)(i)(j)

TOTAL COMMUNICATION SERVICES				1,579,529

CONSUMER DISCRETIONARY - 0.7%
Auto Components - 0.1%
Panther BF Aggregator 2 LP, First Lien Initial Dollar Term Loan (1 mo. USD LIBOR + 3.500%)	5.544%	4/30/26	150,000	149,187	(c)(i)(j)

Commercial Services & Supplies - 0.0%
Atlantic Aviation FBO Inc., Term Loan (1 mo. USD LIBOR + 3.750%)	5.800%	12/6/25	29,775	30,035	(c)(f)(i)(j)

Diversified Consumer Services - 0.1%
Prime Security Services Borrower LLC, 2019 Refinancing Term Loan B1 (3 mo. USD LIBOR + 3.250%)	5.210%	9/23/26	220,661	218,415	(c)(i)(j)

Entertainment - 0.0%
CEOC LLC, Term Loan B (1 mo. USD LIBOR + 2.000%)	4.044%	10/7/24	63,038	63,074	(c)(i)(j)(k)

Hotels, Restaurants & Leisure - 0.4%
1011778 BC Unlimited Liability Co., Term Loan B3 (1 mo. USD LIBOR + 2.250%)	4.294%	2/16/24	82,997	83,368	(c)(i)(j)
Alterra Mountain Co., Initial Term Loan (1 mo. USD LIBOR + 3.000%)	5.044%	7/31/24	119,091	119,389	(c)(i)(j)
Caesars Resort Collection LLC, Term Loan B (1 mo. USD LIBOR + 2.750%)	4.794%	12/23/24	167,601	166,718	(c)(i)(j)
Four Seasons Hotels Ltd., Restated Term Loan	—	11/30/23	69,821	70,232	(k)
Golden Nugget Inc., Term Loan B (1 mo. USD LIBOR + 2.750%)	4.794-4.807%	10/4/23	79,505	79,472	(c)(i)(j)
Hilton Worldwide Finance LLC, Refinance Term Loan B2 (1 mo. USD LIBOR + 1.750%)	3.787%	6/22/26	138,276	139,265	(c)(i)(j)
PCI Gaming Authority, Term Loan Facility B (1 mo. USD LIBOR + 3.000%)	5.044%	5/15/26	89,775	90,359	(c)(i)(j)
Scientific Games International Inc., Initial Term Loan B5	4.794-4.896%	8/14/24	234,805	233,170	(c)(i)(j)

Total Hotels, Restaurants & Leisure				981,973

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Specialty Retail - 0.1%
Academy Ltd., Initial Term Loan (1 mo. USD LIBOR + 4.000%)	6.100%	7/1/22	235,211	$165,432	(c)(i)(j)
Michaels Stores Inc., 2018 New Replacement Term Loan B (1 mo. USD LIBOR + 2.500%)	4.544-4.546%	1/30/23	115,824	113,362	(c)(i)(j)
Party City Holdings Inc., 2018 Replacement Term Loan (1 mo. USD LIBOR + 2.500%)	4.550%	8/19/22	30,183	29,963	(c)(i)(j)

Total Specialty Retail				308,757

TOTAL CONSUMER DISCRETIONARY				1,751,441

CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
Albertson’s LLC, 2019 Term Loan B7 (1 mo. USD LIBOR + 2.750%)	4.794%	11/17/25	91,524	92,203	(c)(i)(j)
Albertson’s LLC, 2019 Term Loan B8 (1 mo. USD LIBOR + 2.750%)	4.794%	8/17/26	57,909	58,332	(c)(i)(j)

TOTAL CONSUMER STAPLES				150,535

FINANCIALS - 0.6%
Capital Markets - 0.3%
Blackstone CQP Holdco LP, Initial Term Loan (3 mo. USD LIBOR + 3.500%)	5.656%	9/30/24	39,900	40,143	(c)(i)(j)
Edelman Financial Center LLC, First Lien Initial Term Loan (1 mo. USD LIBOR + 3.250%)	5.307%	7/21/25	79,400	79,634	(c)(i)(j)
First Eagle Holdings Inc., Initial Term Loan (3 mo. USD LIBOR + 2.750%)	4.854%	12/2/24	59,600	59,768	(c)(i)(j)
Focus Financial Partners LLC, Term Loan B2 (1 mo. USD LIBOR + 2.500%)	4.544%	7/3/24	129,874	130,618	(c)(i)(j)(k)
LPL Holdings Inc., Term Loan B (1 mo. USD LIBOR + 2.250%)	4.304%	9/23/24	19,848	19,978	(c)(i)(j)
RPI Finance Trust, Initial Term Loan B6 (1 mo. USD LIBOR + 2.000%)	4.044%	3/27/23	223,504	224,883	(c)(i)(j)

Total Capital Markets				555,024

Diversified Financial Services - 0.2%
Intelsat Jackson Holdings SA, Term Loan B3 (1 mo. USD LIBOR + 3.750%)	5.804%	11/27/23	100,000	100,300	(c)(i)(j)
Jane Street Group LLC, New Term Loan (1 mo. USD LIBOR + 3.000%)	5.044%	8/25/22	119,397	119,397	(c)(f)(i)(j)
Stars Group Holdings BV, USD Term Loan (3 mo. USD LIBOR + 3.500%)	5.604%	7/10/25	9,223	9,272	(c)(i)(j)
TKC Holdings Inc., First Lien Initial Term Loan (1 mo. USD LIBOR + 3.750%)	5.800%	2/1/23	154,200	151,855	(c)(i)(j)

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Diversified Financial Services - (continued)
UFC Holdings LLC, Term Loan B (1 mo. USD LIBOR + 3.250%)	3.250%	4/29/26	129,333	$129,953	(c)(i)(j)
VFH Parent LLC, Initial Term Loan	—	3/1/26	10,000	10,032	(k)
VFH Parent LLC, Initial Term Loan	—	3/1/26	10,000	10,032	(k)

Total Diversified Financial Services				530,841

Insurance - 0.1%
Asurion LLC, Fourteenth Amendment Replacement Term Loan B4 (1 mo. USD LIBOR + 3.000%)	5.044%	8/4/22	153,730	154,345	(c)(i)(j)
Asurion LLC, New Term Loan B7 (1 mo. USD LIBOR + 3.000%)	5.044%	11/3/24	119,246	119,767	(c)(i)(j)

Total Insurance				274,112

TOTAL FINANCIALS				1,359,977

HEALTH CARE - 0.5%
Health Care Providers & Services - 0.2%
Jaguar Holding Co. II, 2018 Term Loan (1 mo. USD LIBOR + 2.500%)	4.544%	8/18/22	59,010	59,135	(c)(i)(j)
LifePoint Health Inc., First Lien Term Loan B (1 mo. USD LIBOR + 4.500%)	6.554%	11/16/25	248,548	249,053	(c)(i)(j)
MPH Acquisition Holdings LLC, Initial Term Loan (3 mo. USD LIBOR + 2.750%)	4.854%	6/7/23	230,634	220,159	(c)(i)(j)
Phoenix Guarantor Inc., First Lien Initial Term Loan (1 mo. USD LIBOR + 4.500%)	6.567%	3/5/26	69,825	70,065	(c)(i)(j)

Total Health Care Providers & Services				598,412

Health Care Technology - 0.2%
AthenaHealth Inc., First Lien Term Loan B (3 mo. USD LIBOR + 4.500%)	6.681%	2/11/26	208,950	208,123	(c)(i)(j)
Change Healthcare Holdings LLC, Closing Date Term Loan (1 mo. USD LIBOR + 2.500%)	4.544%	3/1/24	181,301	180,664	(c)(i)(j)

Total Health Care Technology				388,787

Pharmaceuticals - 0.1%
Bausch Health Cos. Inc., Initial Term Loan (1 mo. USD LIBOR + 3.000%)	5.039%	6/2/25	105,170	105,715	(c)(i)(j)
Option Care Health, Inc., First Lien Term Loan B (1 mo. USD LIBOR + 4.500%)	6.544%	8/6/26	110,000	110,137	(c)(f)(i)(j)

Total Pharmaceuticals				215,852

TOTAL HEALTH CARE				1,203,051

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
INDUSTRIALS - 0.2%
Air Freight & Logistics - 0.1%
Avolon TLB Borrower 1 (US) LLC, Term Loan B3 (1 mo. USD LIBOR + 1.750%)	3.794%	1/15/25	115,453	$116,088	(c)(i)(j)

Commercial Services & Supplies - 0.1%
Allied Universal Holdco LLC, Delayed Draw Term Loan	2.125%	7/10/26	6,306	6,323	(c)(i)(j)
Allied Universal Holdco LLC, Initial Term Loan (3 mo. USD LIBOR + 4.250%)	6.507%	7/10/26	63,694	63,866	(c)(i)(j)
API Group Inc., Term Loan B	—	5/11/26	100,000	100,500	(f)(k)
ServiceMaster Co. LLC, Term Loan C (1 mo. USD LIBOR + 2.500%)	4.544%	11/8/23	5,795	5,839	(c)(f)(i)(j)

Total Commercial Services & Supplies				176,528

Professional Services - 0.0%
Trans Union LLC, 2017 Replacement Term Loan B3 (1 mo. USD LIBOR + 2.000%)	4.044%	4/10/23	69,605	69,921	(c)(i)(j)

Trading Companies & Distributors - 0.0%
BrightView Landscapes LLC, Initial Term Loan (1 mo. USD LIBOR + 2.500%)	4.563%	8/15/25	59,250	59,546	(c)(i)(j)

TOTAL INDUSTRIALS				422,083

INFORMATION TECHNOLOGY - 0.4%
IT Services - 0.1%
McAfee LLC, Term Loan B (1 mo. USD LIBOR + 3.750%)	5.794%	9/30/24	209,372	210,045	(c)(i)(j)(k)

Software - 0.3%
Dell International LLC, Refinancing Term Loan B1 (1 mo. USD LIBOR + 2.000%)	4.050%	9/19/25	131,968	132,792	(c)(i)(j)
DigiCert Holdings Inc., First Lien Term Loan (1 mo. USD LIBOR + 4.000%)	6.112%	10/31/24	268,581	268,861	(c)(i)(j)
DigiCert Holdings Inc., Term Loan B	—	8/7/26	210,000	209,694	(k)

Total Software				611,347

Technology Hardware, Storage & Peripherals - 0.0%
Western Digital Corp., New Term Loan B4 (3 mo. USD LIBOR + 1.750%)	3.862%	4/29/23	42,343	42,321	(c)(i)(j)

TOTAL INFORMATION TECHNOLOGY				863,713

MATERIALS - 0.1%
Containers & Packaging - 0.1%
Reynolds Group Holdings Inc., Incremental U.S. Term Loan (1 mo. USD LIBOR + 2.750%)	4.794%	2/6/23	191,845	192,369	(c)(i)(j)

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
REAL ESTATE - 0.1%
Equity Real Estate Investment Trusts (REITs) - 0.1%
MGM Growth Properties Operating Partnership LP, Term Loan B (1 mo. USD LIBOR + 2.000%)	4.044%	3/21/25	118,824	$119,251	(c)(i)(j)

Real Estate Management & Development - 0.0%
CityCenter Holdings LLC, Refinancing Term Loan (1 mo. USD LIBOR + 2.250%)	4.294%	4/18/24	46,357	46,523	(c)(i)(j)

TOTAL REAL ESTATE				165,774

TOTAL SENIOR LOANS (Cost - $7,763,605)				7,688,472

U.S. TREASURY INFLATION PROTECTED SECURITIES - 2.0%
U.S. Treasury Bonds, Inflation Indexed	1.375%	2/15/44	583,466	695,919
U.S. Treasury Bonds, Inflation Indexed	0.750%	2/15/45	958,813	1,002,570
U.S. Treasury Bonds, Inflation Indexed	1.000%	2/15/46	498,102	552,113
U.S. Treasury Bonds, Inflation Indexed	1.000%	2/15/49	2,008,632	2,256,708

TOTAL U.S. TREASURY INFLATION PROTECTED SECURITIES (Cost - $3,990,430)				4,507,310

			FACE AMOUNT†/ UNITS
ASSET-BACKED SECURITIES - 1.5%
Applebee’s Funding LLC, 2019-1A A2I	4.194%	6/7/49	400,000	409,644	(b)
Avis Budget Rental Car Funding AESOP LLC, 2019-2A A	3.350%	9/22/25	290,000	302,143	(b)
Community Funding CLO, 2015-1A A	5.750%	11/1/27	246,159	258,717	(b)
Ford Credit Floorplan Master Owner Trust, 2018-4 A	4.060%	11/15/30	280,000	310,404
SBA Small Business Investment Cos., 2018-10B 1	3.548%	9/10/28	169,037	178,599
SBA Small Business Investment Cos., 2019-10A 1	3.113%	3/10/29	296,785	311,807
SLM Private Credit Student Loan Trust, 2006-A A5 (3 mo. USD LIBOR + 0.290%)	2.409%	6/15/39	579,908	568,002	(c)
SMB Private Education Loan Trust, 2015-C R	0.000%	9/18/46	1,092	906,653	(b)
Sofi Consumer Loan Program LLC, 2017-1 A	3.280%	1/26/26	144,449	145,487	(b)

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY		RATE	MATURITY DATE	FACE AMOUNT†/ UNITS	VALUE
ASSET-BACKED SECURITIES - (continued)
United States Small Business Administration, 2019-20D 1		2.980%	4/1/39	90,000	$94,562
United States Small Business Administration, 2019-25G 1		2.690%	7/1/44	90,000	93,086

TOTAL ASSET-BACKED SECURITIES (Cost - $4,032,246)					3,579,104

		EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT†
PURCHASED OPTIONS - 0.2%
EXCHANGE-TRADED PURCHASED OPTIONS - 0.1%
90-Day Euro Futures, Call @ $98.13		12/16/19	26	65,000	5,038
Eurodollar 1-Year Mid Curve Futures, Call @ $97.38		12/16/19	26	65,000	43,225
U.S. Treasury 10-Year Notes Futures, Call @ $129.50		10/25/19	13	13,000	15,031
U.S. Treasury 10-Year Notes Futures, Call @ $130.00		10/25/19	51	51,000	43,031
U.S. Treasury 10-Year Notes Futures, Call @ $130.50		10/25/19	25	25,000	14,844
U.S. Treasury 10-Year Notes Futures, Call @ $131.00		10/25/19	13	13,000	5,281
U.S. Treasury 10-Year Notes Futures, Put @ $129.00		10/25/19	37	37,000	8,094
U.S. Treasury 10-Year Notes Futures, Put @ $129.50		10/25/19	17	17,000	5,844
U.S. Treasury Long-Term Bonds Futures, Put @ $160.00		10/25/19	11	11,000	8,078

TOTAL EXCHANGE-TRADED PURCHASED OPTIONS					148,466

	COUNTERPARTY
OTC PURCHASED OPTIONS - 0.1%
U.S. Dollar/Australian Dollar, Put @ $0.70	Citibank N.A.	12/5/19	2,340,000	2,340,000	4,309
U.S. Dollar/Euro, Call @ $1.13	Citibank N.A.	10/21/19	4,420,000	4,420,000	149,261
U.S. Dollar/Euro, Call @ $1.14	Citibank N.A.	11/4/19	4,803,874	4,803,874	196,107

TOTAL OTC PURCHASED OPTIONS					349,677

TOTAL PURCHASED OPTIONS (Cost - $274,348)					498,143

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY		SHARES	VALUE
COMMON STOCKS - 0.0%
COMMUNICATION SERVICES - 0.0%
Media - 0.0%
New Cotai LLC/New Cotai Capital Corp., Class B Shares		1	$0	*(e)(f)(l)

CONSUMER DISCRETIONARY - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Bossier Escrow Shares		22,038	4,666	*(e)(f)

ENERGY - 0.0%
Energy Equipment & Services - 0.0%
KCAD Holdings I Ltd.		108,106,087	0	*(e)(f)(l)

Oil, Gas & Consumable Fuels - 0.0%
MWO Holdings LLC		146	11,138	*(e)(f)

TOTAL ENERGY			11,138

TOTAL COMMON STOCKS (Cost - $1,030,181)			15,804

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $225,025,952)			229,183,547

	RATE
SHORT-TERM INVESTMENTS - 5.5%
Western Asset Government Cash Management Portfolio LLC (Cost - $12,507,032)	2.030%	12,507,032	12,507,032	(m)

TOTAL INVESTMENTS - 105.3% (Cost - $237,532,984)			241,690,579
Liabilities in Excess of Other Assets - (5.3)%			(12,106,153)

TOTAL NET ASSETS - 100.0%			$229,584,426

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2019

†	Face amount/notional amount denominated in U.S. dollars, unless otherwise noted.

*	Non-income producing security.

(a)	This security is traded on a to-be-announced (“TBA”) basis. At September 30, 2019, the Portfolio held TBA securities with a total cost of $15,026,543.

(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(c)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)	Security has no maturity date. The date shown represents the next call date.

(e)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(f)	Security is valued using significant unobservable inputs (Note 1).

(g)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(h)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(i)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(j)	Senior loans may be considered restricted in that the Portfolio ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(k)	All or a portion of this loan is unfunded as of September 30, 2019. The interest rate for fully unfunded term loans is to be determined.

(l)	Value is less than $1.

(m)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Portfolio ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control. At September 30, 2019, the total market value of investments in Affiliated Companies was $12,507,032 and the cost was $12,507,032 (Note 2).

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2019

Abbreviations used in this schedule:

ACES	— Alternative Credit Enhancement Securities
ARS	— Argentine Peso
BRL	— Brazilian Real
CAS	— Connecticut Avenue Securities
CLO	— Collateralized Loan Obligation
CMT	— Constant Maturity Treasury
CNH	— Chinese Offshore Yuan
GBP	— British Pound
ICE	— Intercontinental Exchange
IDR	— Indonesian Rupiah
IO	— Interest Only
JSC	— Joint Stock Company
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso
PAC	— Planned Amortization Class
REMIC	— Real Estate Mortgage Investment Conduit
RUB	— Russian Ruble
STRIPS	— Separate Trading of Registered Interest and Principal Securities
USD	— United States Dollar

SCHEDULE OF WRITTEN OPTIONS

EXCHANGE-TRADED WRITTEN OPTIONS

SECURITY	EXPIRATION DATE	STRIKE PRICE	CONTRACTS	NOTIONAL AMOUNT	VALUE
Eurodollar 1-Year Mid Curve Futures, Call	12/16/19	$97.63	52	$130,000	$(54,600)
U.S. Treasury 5-Year Notes Futures, Call	10/25/19	121.00	40	40,000	(1,250)
U.S. Treasury 5-Year Notes Futures, Put	10/25/19	118.75	40	40,000	(9,688)
U.S. Treasury 5-Year Notes Futures, Put	10/25/19	119.25	13	13,000	(6,195)
U.S. Treasury 10-Year Notes Futures, Call	10/25/19	131.50	52	52,000	(13,812)
U.S. Treasury 10-Year Notes Futures, Call	10/25/19	134.00	14	14,000	(438)
U.S. Treasury 10-Year Notes Futures, Call	11/22/19	132.00	26	26,000	(10,563)
U.S. Treasury 10-Year Notes Futures, Call	11/22/19	134.00	26	26,000	(3,656)
U.S. Treasury 10-Year Notes Futures, Call	11/22/19	135.00	38	38,000	(3,562)
U.S. Treasury 10-Year Notes Futures, Put	10/25/19	127.50	26	26,000	(1,219)
U.S. Treasury 10-Year Notes Futures, Put	10/25/19	130.00	6	6,000	(3,187)
U.S. Treasury Long-Term Bonds Futures, Call	10/25/19	166.00	7	7,000	(3,281)
U.S. Treasury Long-Term Bonds Futures, Put	10/25/19	153.00	3	3,000	(94)
U.S. Treasury Long-Term Bonds Futures, Put	10/25/19	155.00	7	7,000	(547)
U.S. Treasury Long-Term Bonds Futures, Put	10/25/19	157.00	4	4,000	(813)
U.S. Treasury Long-Term Bonds Futures, Put	10/25/19	158.00	22	22,000	(6,875)

TOTAL EXCHANGE-TRADED WRITTEN OPTIONS (Premiums received - $84,097)					$(119,780)

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SCHEDULE OF WRITTEN OPTIONS (continued)

OTC WRITTEN OPTIONS

SECURITY	COUNTERPARTY	EXPIRATION DATE	STRIKE PRICE		CONTRACTS	NOTIONAL AMOUNT	VALUE
Interest rate swaption with Bank of America N.A., Call	Bank of America N.A.	12/9/19	135.00	bps	890,000	$890,000	$(5,034)
Interest rate swaption with Bank of America N.A., Call	Bank of America N.A.	12/9/19	135.00	bps	510,000	510,000	(2,885)
Interest rate swaption with Bank of America N.A., Put	Bank of America N.A.	12/9/19	185.00	bps	890,000	890,000	(2,917)
Interest rate swaption with Bank of America N.A., Put	Bank of America N.A.	12/9/19	185.00	bps	510,000	510,000	(1,672)

TOTAL OTC WRITTEN OPTIONS (Premiums received - $13,791)							$(12,508)

TOTAL WRITTEN OPTIONS (Premiums received - $97,888)							$(132,288)

Abbreviation used in this schedule:

bps	— basis point spread (100 basis points = 1.00%)

At September 30, 2019, the Portfolio had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
90-Day Eurodollar	47	12/19	$11,473,061	$11,519,700	$46,639
90-Day Eurodollar	76	6/20	18,504,714	18,704,550	199,836
90-Day Eurodollar	16	3/21	3,897,429	3,944,200	46,771
Euro	2	12/19	278,195	274,063	(4,132)
Euro-BTP	48	12/19	7,557,340	7,629,999	72,659
Mexican Peso	10	12/19	252,585	250,300	(2,285)
U.S. Treasury 2-Year Notes	110	12/19	23,753,428	23,705,000	(48,428)
U.S. Treasury 5-Year Notes	212	12/19	25,194,870	25,259,469	64,599
U.S. Treasury 10-Year Notes	323	12/19	42,256,256	42,090,937	(165,319)
U.S. Treasury Ultra Long-Term Bonds	185	12/19	35,964,973	35,502,656	(462,317)

					(251,977)

Contracts to Sell:
30-Day Federal Funds	119	11/19	48,760,320	48,717,043	43,277
90-Day EuroDollar	12	6/21	2,967,125	2,958,750	8,375
Euro-Bund	161	12/19	30,915,698	30,577,730	337,968
Euro-Buxl	7	12/19	1,685,032	1,659,449	25,583
Japanese 10-Year Bonds	5	12/19	7,168,981	7,168,555	426
U.S. Treasury Long-Term Bonds	100	12/19	16,529,332	16,231,250	298,082
U.S. Treasury Ultra 10-Year Notes	50	12/19	7,197,440	7,120,312	77,128

					790,839

Net unrealized appreciation on open futures contracts					$538,862

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2019

At September 30, 2019, the Portfolio had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	157,314	IDR	2,243,145,081	Bank of America N.A.	10/17/19	$(413)
USD	316,522	IDR	4,523,095,395	Bank of America N.A.	10/17/19	(1,520)
CAD	12,860,950	USD	9,813,923	Barclays Bank PLC	10/17/19	(103,747)
CNY	9,540,000	USD	1,345,842	Barclays Bank PLC	10/17/19	(9,739)
EUR	500,000	USD	554,866	Barclays Bank PLC	10/17/19	(9,158)
IDR	45,852,176,866	USD	3,192,826	Barclays Bank PLC	10/17/19	31,272
INR	151,244,882	USD	2,151,880	Barclays Bank PLC	10/17/19	(21,641)
USD	1,527,562	CAD	2,003,449	Barclays Bank PLC	10/17/19	14,933
USD	1,399,637	CNH	9,644,198	Barclays Bank PLC	10/17/19	49,569
USD	2,549,313	CNY	17,564,000	Barclays Bank PLC	10/17/19	89,426
USD	2,177,485	EUR	1,940,000	Barclays Bank PLC	10/17/19	60,137
USD	1,747,137	GBP	1,390,125	Barclays Bank PLC	10/17/19	36,661
USD	2,080,208	IDR	29,553,510,172	Barclays Bank PLC	10/17/19	2,151
USD	2,136,227	INR	151,244,882	Barclays Bank PLC	10/17/19	5,988
USD	2,596	JPY	280,001	Barclays Bank PLC	10/17/19	3
USD	12,228	JPY	1,290,001	Barclays Bank PLC	10/17/19	284
USD	1,393,238	MXN	27,549,610	Barclays Bank PLC	10/17/19	1,340
ZAR	6,640,000	USD	466,292	Barclays Bank PLC	10/17/19	(28,884)
USD	2,029,174	BRL	7,654,045	BNP Paribas SA	10/17/19	189,324
USD	202,049	EUR	180,000	BNP Paribas SA	10/17/19	5,594
AUD	376,434	USD	261,437	Citibank N.A.	10/17/19	(7,201)
BRL	5,160,000	USD	1,358,252	Citibank N.A.	10/17/19	(117,911)
BRL	5,982,400	USD	1,576,619	Citibank N.A.	10/17/19	(138,593)
BRL	10,400,000	USD	2,734,324	Citibank N.A.	10/17/19	(234,411)
EUR	260,000	USD	286,741	Citibank N.A.	10/17/19	(2,973)
EUR	300,000	USD	338,909	Citibank N.A.	10/17/19	(11,484)
EUR	1,716,483	USD	1,926,197	Citibank N.A.	10/17/19	(52,799)
GBP	300,000	USD	365,337	Citibank N.A.	10/17/19	3,797
GBP	459,013	USD	573,450	Citibank N.A.	10/17/19	(8,659)

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2019

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
MXN	52,369,471	USD	2,698,790	Citibank N.A.	10/17/19	$(52,909)
USD	29,512	COP	95,707,000	Citibank N.A.	10/17/19	2,031
USD	111,447	EUR	100,000	Citibank N.A.	10/17/19	2,306
USD	168,688	EUR	150,000	Citibank N.A.	10/17/19	4,975
USD	200,993	EUR	180,000	Citibank N.A.	10/17/19	4,538
USD	202,105	EUR	180,000	Citibank N.A.	10/17/19	5,650
USD	203,316	EUR	180,000	Citibank N.A.	10/17/19	6,861
USD	219,481	EUR	200,000	Citibank N.A.	10/17/19	1,198
USD	224,961	EUR	200,000	Citibank N.A.	10/17/19	6,678
USD	2,839	JPY	300,001	Citibank N.A.	10/17/19	61
USD	3,864	JPY	410,001	Citibank N.A.	10/17/19	67
USD	8,545	JPY	900,001	Citibank N.A.	10/17/19	211
USD	9,402	JPY	990,001	Citibank N.A.	10/17/19	235
USD	13,623	JPY	1,440,001	Citibank N.A.	10/17/19	289
USD	16,015	JPY	1,700,001	Citibank N.A.	10/17/19	274
USD	94,578	JPY	10,186,251	Citibank N.A.	10/17/19	258
USD	1,284,301	MXN	24,819,861	Citibank N.A.	10/17/19	30,319
USD	111,486	RUB	7,201,140	Citibank N.A.	10/17/19	706
USD	437,158	ZAR	6,640,000	Citibank N.A.	10/17/19	(249)
USD	2,461,498	BRL	9,270,000	Goldman Sachs Group Inc.	10/17/19	233,210
CNH	9,644,198	USD	1,354,998	JPMorgan Chase & Co.	10/17/19	(4,930)
PHP	101,355,000	USD	1,941,667	JPMorgan Chase & Co.	10/17/19	12,915
TWD	479,800	USD	15,563	JPMorgan Chase & Co.	10/17/19	(82)
USD	822,052	EUR	724,703	JPMorgan Chase & Co.	10/17/19	31,100
USD	162,753	IDR	2,332,255,439	JPMorgan Chase & Co.	10/17/19	(1,239)
USD	190,992	IDR	2,694,511,113	JPMorgan Chase & Co.	10/17/19	1,527
USD	317,032	IDR	4,505,659,666	JPMorgan Chase & Co.	10/17/19	216
USD	1,968,058	PHP	101,355,000	JPMorgan Chase & Co.	10/17/19	13,476
USD	37,748	RUB	2,436,157	JPMorgan Chase & Co.	10/17/19	271
USD	15,477	TWD	479,800	JPMorgan Chase & Co.	10/17/19	(3)
EUR	1,995,000	USD	2,254,549	Citibank N.A.	10/23/19	(76,111)
IDR	29,553,510,172	USD	2,052,042	Barclays Bank PLC	1/17/20	5,653
INR	151,244,882	USD	2,111,253	Barclays Bank PLC	1/17/20	(2,317)
MXN	27,549,610	USD	1,373,682	Barclays Bank PLC	1/17/20	(1,027)
USD	1,337,915	CNY	9,540,000	Barclays Bank PLC	1/17/20	3,620
ZAR	6,640,000	USD	432,039	Citibank N.A.	1/17/20	246
TWD	479,800	USD	15,596	JPMorgan Chase & Co.	1/17/20	(35)
USD	1,351,997	CNH	9,644,198	JPMorgan Chase & Co.	1/17/20	4,975
USD	1,932,301	PHP	101,355,000	JPMorgan Chase & Co.	1/17/20	(1 4,527)

Total						$(38,217)

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2019

Abbreviations used in this table:

AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CNH	— Chinese Offshore Yuan
CNY	— Chinese Yuan Renminbi
COP	— Colombian Peso
EUR	— Euro
GBP	— British Pound
IDR	— Indonesian Rupiah
INR	— Indian Rupee
JPY	— Japanese Yen
MXN	— Mexican Peso
PHP	— Philippine Peso
RUB	— Russian Ruble
TWD	— Taiwan Dollar
USD	— United States Dollar
ZAR	— South African Rand

At September 30, 2019, the Portfolio had the following open swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAPS
NOTIONAL AMOUNT*	TERMINATION DATE	PAYMENTS MADE BY THE PORTFOLIO†	PAYMENTS RECEIVED BY THE PORTFOLIO†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
6,899,000	4/26/22	3-Month LIBOR quarterly	2.250% semi-annually	$1,364	$56,589
5,880,000	6/15/22	3-Month LIBOR quarterly	1.850% semi-annually	(1,368)	44,692
7,042,000	4/26/23	2.300% semi-annually	3-Month LIBOR quarterly	475	(60,688)
5,456,000	12/31/25	2.250% semi-annually	3-Month LIBOR quarterly	28,329	(270,870)
12,249,000	1/31/26	2.500% semi-annually	3-Month LIBOR quarterly	(164,848)	(570,385)
11,344,000	4/30/26	1.850% semi-annually	3-Month LIBOR quarterly	16,204	(257,450)
2,080,000	6/30/26	1.550% semi-annually	3-Month LIBOR quarterly	2,347	(10,137)

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2019

CENTRALLY CLEARED INTEREST RATE SWAPS (cont’d)
	NOTIONAL AMOUNT*		TERMINATION DATE	PAYMENTS MADE BY THE PORTFOLIO†	PAYMENTS RECEIVED BY THE PORTFOLIO†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
	7,768,000		6/30/26	1.250% annually	Daily U.S. Federal Funds Intraday Effective Rate annually	$(8,218)	$2,522
	28,260,000	MXN	7/18/29	28-Day MXN TIIE - Banxico every 28 days	7.450% every 28 days	11,695	58,535
	47,980,000	MXN	7/20/29	28-Day MXN TIIE - Banxico every 28 days	7.440% every 28 days	24,077	92,266
	3,930,000		2/15/36	3-Month LIBOR quarterly	3.000% semi-annually	2,156	762,569
	2,934,000		2/15/44	3.330% semi-annually	3-Month LIBOR quarterly	(128)	(970,470)
	2,960,000		5/15/44	3.000% semi-annually	3-Month LIBOR quarterly	2,294	(787,502)
	2,468,000		8/15/44	2.750% semi-annually	3-Month LIBOR quarterly	(3,116)	(527,852)
	821,000		11/15/44	1.810% semi-annually	3-Month LIBOR quarterly	1,099	(16,845)
	1,134,000		11/15/44	1.850% semi-annually	3-Month LIBOR quarterly	3,116	(34,408)
	213,300	EUR	8/23/47	1.498% annually	6-Month EURIBOR semi-annually	(271)	(82,862)

Total						$(84,793)	$(2,572,296)

OTC INTEREST RATE SWAPS
SWAP COUNTERPARTY	NOTIONAL AMOUNT*		TERMINATION DATE	PAYMENTS MADE BY THE PORTFOLIO†	PAYMENTS RECEIVED BY THE PORTFOLIO†		UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Citibank N.A.	1,785,000	BRL	1/2/20	BRL-CDI**	8.410%	**	$340	$13,107
Citibank N.A.	3,400,000	BRL	1/2/20	BRL-CDI**	8.410%	**	142	25,498
Citibank N.A.	3,800,000	BRL	1/2/20	BRL-CDI**	8.410%	**	368	28,259
Citibank N.A.	5,900,000	BRL	1/2/20	BRL-CDI**	8.410%	**	919	45,538
Citibank N.A.	16,865,000	BRL	1/2/20	BRL-CDI**	8.410%	**	—	127,048
Citibank N.A.	2,400,000	BRL	1/4/27	BRL-CDI**	7.024%	**	—	8,083
Citibank N.A.	2,900,000	BRL	1/4/27	BRL-CDI**	7.024%	**	1,489	8,278

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2019

OTC INTEREST RATE SWAPS (cont’d)
SWAP COUNTERPARTY	NOTIONAL AMOUNT*		TERMINATION DATE	PAYMENTS MADE BY THE PORTFOLIO†	PAYMENTS RECEIVED BY THE PORTFOLIO†		UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Citibank N.A.	3,108,000	BRL	1/4/27	BRL-CDI**	7.024	%**	$1,860	$8,607
JPMorgan Chase & Co.	2,000,000	BRL	1/4/27	BRL-CDI**	7.044	%**	—	7,176

Total							$5,118	$271,594

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION[1]
REFERENCE ENTITY	NOTIONAL AMOUNT[2]		TERMINATION DATE	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE[3]		UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Markit CDX.NA.IG.33 Index	$17,655,000		12/20/24	1.000% quarterly	$350,981		$350,325	$656

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION[4]
REFERENCE ENTITY	NOTIONAL AMOUNT[2]		TERMINATION DATE	PERIODIC PAYMENTS MADE BY THE PORTFOLIO†	MARKET VALUE[3]		UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
Markit CDX.NA.HY.33 Index	$260,000		12/20/24	5.000% quarterly	$(17,440)		$(16,821)	$(619)

[1]

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

[4]

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

†	Percentage shown is an annual percentage rate.

*	Notional amount denominated in U.S. dollars, unless otherwise noted.

**	One time payment made at termination date.

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2019

Abbreviations used in this table:

BRL	— Brazilian Real
BRL-CDI	— Brazil Cetip InterBank Deposit Rate
EUR	— Euro
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso
TIIE	— Equilibrium Interbanking Interest Rate (Tasa de Intere’s Interbancaria de Equilibrio)

This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s investments as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Core Plus VIT Portfolio (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Portfolio holds securities or other assets that are denominated in a foreign currency, the Portfolio will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved by the Portfolio’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments

Notes to Schedule of Investments (unaudited) (continued)

owned by the Portfolio, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Long-Term Investments†:
Mortgage-Backed Securities	—	$79,173,198	—		$79,173,198
Corporate Bonds & Notes:
Financials	—	27,905,866	$1,830,840		29,736,706
Other Corporate Bonds & Notes	—	43,034,158	—		43,034,158
Collateralized Mortgage Obligations	—	23,126,736	—		23,126,736
Sovereign Bonds	—	19,002,294	—		19,002,294
U.S. Government & Agency Obligations	—	18,821,622	—		18,821,622
Senior Loans:
Consumer Discretionary	—	1,721,406	30,035		1,751,441
Financials	—	1,240,580	119,397		1,359,977
Health Care	—	1,092,914	110,137		1,203,051
Industrials	—	315,744	106,339		422,083
Other Senior Loans	—	2,951,920	—		2,951,920
U.S. Treasury Inflation Protected Securities	—	4,507,310	—		4,507,310
Asset-Backed Securities	—	3,579,104	—		3,579,104
Purchased Options:
Exchange-Traded Purchased Options	$148,466	—	—		148,466
OTC Purchased Options	—	349,677	—		349,677
Common Stocks:
Communication Services	—	—	0	*	—
Consumer Discretionary	—	—	4,666		4,666
Energy	—	—	11,138		11,138

Total Long-Term Investments	148,466	226,822,529	2,212,552		229,183,547

Short-Term Investments†	—	12,507,032	—		12,507,032

Total Investments	$148,466	$239,329,561	$2,212,552		$241,690,579

Notes to Schedule of Investments (unaudited) (continued)

ASSETS (cont’d)
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts	$1,221,343	—	—	$1,221,343
Forward Foreign Currency Contracts	—	$864,345	—	864,345
Centrally Cleared Interest Rate Swaps	—	1,017,173	—	1,017,173
OTC Interest Rate Swaps‡	—	276,712	—	276,712
Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection	—	656	—	656

Total Other Financial Instruments	$1,221,343	$2,158,886	—	$3,380,229

Total	$1,369,809	$241,488,447	$2,212,552	$245,070,808

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Written Options:
Exchange-Traded Written Options	$119,780	—	—	$119,780
OTC Written Options	—	$12,508	—	12,508
Futures Contracts	682,481	—	—	682,481
Forward Foreign Currency Contracts	—	902,562	—	902,562
Centrally Cleared Interest Rate Swaps	—	3,589,469	—	3,589,469
Centrally Cleared Credit Default Swaps on Credit Indices - Buy Protection	—	619	—	619

Total	$802,261	$4,505,158	—	$5,307,419

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

‡	Value includes any premium paid or received with respect to swap contracts.

2. Transactions with affiliated companies

As defined by the 1940 Act, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. The Portfolio may invest in Western Asset Government Cash Management Portfolio, LLC (“Cash Management Portfolio”), an affiliated private money market fund managed

Notes to Schedule of Investments (unaudited) (continued)

by Western Asset Management Company, LLC, the Portfolio’s subadviser. Cash Management Portfolio is available as a cash management vehicle for certain proprietary investment companies affiliated with Legg Mason, Inc. While Cash Management Portfolio is not a registered money market fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Based on the Portfolio’s relative ownership, the following companies were considered affiliated companies for all or some portion of the period ended September 30, 2019. The following transactions were effected in shares of such companies for the period ended September 30, 2019.

	Affiliate Value at December 31, 2018	Purchased		Sold		Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at September 30, 2019
		Cost	Shares	Cost	Shares
Western Asset Government Cash Management Portfolio LLC	$10,338,307	$68,342,475	68,342,475	$66,173,750	66,173,750	—	$108,697	—	$12,507,032